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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21781

                     Pioneer Series Trust IV
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Multi-Asset Income Fund

 Schedule of Investments 4/30/13 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 S&P/Moody's

 Ratings

 Value

 CONVERTIBLE CORPORATE BONDS - 0.5%

 Energy - 0.2%

 Oil & Gas Drilling - 0.2%

 100,000

 NR/NR

 Vantage Drilling Co., 7.875%, 9/1/42

 $

 113,250

 Total Energy

 $

 113,250

 Capital Goods - 0.2%

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 125,000

 B-/NR

 Meritor, Inc., 7.875%, 3/1/26 (144A)

 $

 140,859

 Total Capital Goods

 $

 140,859

 Diversified Financials - 0.0%

 Asset Management & Custody Banks - 0.0%

 15,000

 BBB/NR

 Apollo Investment Corp., 5.75%, 1/15/16

 $

 16,003

 Total Diversified Financials

 $

 16,003

 Software & Services - 0.1%

 Internet Software & Services - 0.1%

 50,000

 NR/NR

 Blucora, Inc., 4.25%, 4/1/19 (144A)

 $

 51,312

 Total Software & Services

 $

 51,312

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $276,240)

 $

 321,424

 Shares

 PREFERRED STOCKS - 1.0%

 Media - 0.3%

 Broadcasting - 0.3%

 5,751

 ProSiebenSat.1 Media AG

 $

 220,126

 Total Media

 $

 220,126

 Banks - 0.1%

 Regional Banks - 0.1%

 1,000

 6.25

 A-/NR

 CoBank ACB, Floating Rate Note (Perpetual) (144A)

 $

 107,500

 Total Banks

 $

 107,500

 Insurance - 0.2%

 Reinsurance - 0.2%

 150,000

 0.00

 NR/NR

 Altair RE, Floating Rate Note, 4/30/16 (Cat Bond)

 $

 150,720

 Total Insurance

 $

 150,720

 Utilities - 0.4%

 Electric Utilities - 0.4%

 10,000

 BB+/Ba1

 PPL Capital Funding, Inc., 5.9%, 4/30/73

 $

 262,400

 Total Utilities

 $

 262,400

 TOTAL PREFERRED STOCKS

 (Cost $696,220)

 $

 740,746

 COMMON STOCKS - 46.6%

 Energy - 1.0%

 Integrated Oil & Gas - 1.0%

 49,944

 BP Plc

 $

 361,878

 29,700

 PTT PCL

 330,733

 $

 692,611

 Total Energy

 $

 692,611

 Materials - 0.3%

 Paper Products - 0.3%

 4,932

 International Paper Co.

 $

 231,705

 Total Materials

 $

 231,705

 Capital Goods - 3.0%

 Aerospace & Defense - 1.9%

 3,071

 Lockheed Martin Corp.

 $

 304,305

 17,332

 Raytheon Co.

 1,063,838

 $

 1,368,143

 Construction & Engineering - 0.7%

 17,625

 Bouygues SA

 $

 492,531

 Electrical Components & Equipment - 0.0%

 630

 Rockwell Automation, Inc.

 $

 53,411

 Industrial Conglomerates - 0.4%

 2,772

 3M Co.

 $

 290,256

 Total Capital Goods

 $

 2,204,341

 Commercial Services & Supplies - 0.4%

 Commercial Printing - 0.4%

 20,976

 Transcontinental, Inc.

 $

 269,993

 Total Commercial Services & Supplies

 $

 269,993

 Transportation - 0.6%

 Air Freight & Logistics - 0.1%

 2,768

 Oesterreichische Post AG

 $

 122,754

 Railroads - 0.2%

 1,595

 Norfolk Southern Corp.

 $

 123,485

 Highways & Railtracks - 0.3%

 416,400

 Yuexiu Transport Infrastructure, Ltd.

 $

 214,288

 Total Transportation

 $

 460,527

 Automobiles & Components - 0.4%

 Tires & Rubber - 0.1%

 5,129

 Pirelli & C. S.p.A.

 $

 53,226

 Automobile Manufacturers - 0.3%

 1,080

 Volkswagen AG

 $

 209,768

 Total Automobiles & Components

 $

 262,994

 Consumer Services - 0.3%

 Casinos & Gaming - 0.3%

 292,800

 NagaCorp, Ltd.

 $

 234,079

 Total Consumer Services

 $

 234,079

 Media - 1.4%

 Movies & Entertainment - 0.4%

 3,664

 Time Warner, Inc.

 $

 219,034

 1,294

 Viacom, Inc. (Class B)

 82,803

 $

 301,837

 Publishing - 1.0%

 4,023

 Axel Springer AG

 $

 169,415

 149,000

 Singapore Press Holdings, Ltd.

 539,480

 $

 708,895

 Total Media

 $

 1,010,732

 Food & Staples Retailing - 0.4%

 Drug Retail - 0.2%

 3,300

 Walgreen Co.

 $

 163,383

 Food Distributors - 0.2%

 32,401

 Metcash, Ltd.

 $

 137,380

 Total Food & Staples Retailing

 $

 300,763

 Food, Beverage & Tobacco - 2.1%

 Brewers - 0.1%

 2,020

 Molson Coors Brewing Co.

 $

 104,232

 Soft Drinks - 1.3%

 11,245

 PepsiCo, Inc.

 $

 927,375

 Packaged Foods & Meats - 0.4%

 3,738

 Nestle SA

 $

 267,126

 Tobacco - 0.3%

 5,301

 Imperial Tobacco Group Plc

 $

 189,504

 Total Food, Beverage & Tobacco

 $

 1,488,237

 Pharmaceuticals, Biotechnology & Life Sciences - 7.9%

 Pharmaceuticals - 7.9%

 13,062

 AstraZeneca Plc

 $

 678,132

 15,168

 GlaxoSmithKline Plc

 391,218

 5,070

 Johnson & Johnson

 432,116

 25,572

 Merck & Co., Inc.

 1,201,891

 10,575

 Novartis AG

 786,339

 32,205

 Pfizer, Inc.

 936,199

 1,978

 Roche Holding AG

 495,237

 2,771

 Sanofi

 297,327

 5,400

 Takeda Pharmaceutical Co., Ltd.

 296,627

 4,674

 Teva Pharmaceutical Industries, Ltd. (A.D.R.)

 178,967

 $

 5,694,053

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 5,694,053

 Banks - 5.1%

 Diversified Banks - 4.5%

 68,470

 Banco Santander SA

 $

 494,550

 1,586,600

 Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT

 199,323

 154,771

 Commercial Bank of Ceylon Plc

 140,438

 105,348

 First Gulf Bank PJSC

 427,455

 2,479,408

 Guaranty Trust Bank Plc

 402,511

 187,531

 Intesa Sanpaolo S.p.A.

 341,901

 2,945

 National Australia Bank, Ltd.

 103,862

 208,250

 National Development Bank Plc

 277,642

 1,431

 Royal Bank of Canada

 86,316

 77,461

 Sampath Bank Plc

 132,031

 5,073

 Standard Chartered Plc

 127,683

 4,800

 Sumitomo Mitsui Financial Group, Inc.

 227,217

 9,618

 Swedbank AB

 237,028

 902

 The Toronto-Dominion Bank

 73,931

 $

 3,271,888

 Regional Banks - 0.6%

 29,681

 KeyCorp

 $

 295,920

 1,980

 The PNC Financial Services Group, Inc.

 134,402

 $

 430,322

 Total Banks

 $

 3,702,210

 Diversified Financials - 3.6%

 Specialized Finance - 0.7%

 8,169

 Deutsche Boerse AG

 $

 509,578

 Asset Management & Custody Banks - 2.9%

 46,378

 Ares Capital Corp.

 $

 842,224

 14,321

 Blackstone Group LP

 294,297

 20,312

 Golub Capital BDC, Inc.

 358,101

 8,314

 TCP Capital Corp.

 130,280

 14,750

 The Carlyle Group LP

 479,080

 $

 2,103,982

 Total Diversified Financials

 $

 2,613,560

 Insurance - 2.2%

 Life & Health Insurance - 0.7%

 34,035

 CNP Assurances

 $

 481,826

 Multi-line Insurance - 0.6%

 2,354

 Allianz SE

 $

 347,106

 449

 Zurich Insurance Group AG

 125,518

 $

 472,624

 Reinsurance - 0.9%

 3,300

 Muenchener Rueckversicherungs AG

 $

 659,792

 Total Insurance

 $

 1,614,242

 Real Estate - 3.4%

 Industrial REIT's - 1.9%

 188,000

 AIMS AMP Capital Industrial Real Estate Investment Trust

 $

 277,876

 201,289

 Cache Logistics Trust (144A)

 231,061

 186,944

 Cambridge Industrial Trust (144A)

 129,737

 249,043

 Mapletree Industrial Trust

 317,384

 288,300

 Mapletree Logistics Trust (144A)

 306,576

 115,950

 Sabana Shari'ah Compliant Industrial Real Estate Investment Trust

 128,483

 $

 1,391,117

 Mortgage REIT's - 0.8%

 62,962

 MFA Financial, Inc. (144A)

 $

 583,658

 Real Estate Operating Companies - 0.2%

 1,886

 Swiss Prime Site AG

 $

 154,710

 Real Estate Development - 0.5%

 42,743

 Emaar Properties PJSC

 $

 65,351

 333,600

 Mah Sing Group Bhd

 249,027

 $

 314,378

 Total Real Estate

 $

 2,443,863

 Software & Services - 1.4%

 Systems Software - 1.4%

 31,177

 Microsoft Corp.

 $

 1,031,959

 Total Software & Services

 $

 1,031,959

 Technology Hardware & Equipment - 2.7%

 Communications Equipment - 0.2%

 8,094

 Cisco Systems, Inc.

 $

 169,326

 Computer Hardware - 1.6%

 2,596

 Apple, Inc.

 $

 1,149,379

 Electronic Components - 0.7%

 24,700

 Hoya Corp.

 $

 494,478

 Office Electronics - 0.2%

 3,200

 Canon, Inc.

 $

 115,098

 Total Technology Hardware & Equipment

 $

 1,928,281

 Semiconductors & Semiconductor Equipment - 1.4%

 Semiconductors - 1.4%

 38,555

 Intel Corp.

 $

 923,392

 2,367

 Maxim Integrated Products, Inc.

 73,211

 $

 996,603

 Total Semiconductors & Semiconductor Equipment

 $

 996,603

 Telecommunication Services - 4.7%

 Integrated Telecommunication Services - 3.3%

 10,889

 AT&T, Inc.

 $

 407,902

 89,000

 PCCW, Ltd.

 45,419

 30,674

 Singapore Telecommunications, Ltd.

 97,872

 214,320

 Telecom Corp of New Zealand, Ltd.

 477,980

 785,435

 Telecom Italia S.p.A.

 547,414

 15,655

 Verizon Communications, Inc.

 843,961

 $

 2,420,548

 Wireless Telecommunication Services - 1.4%

 323,480

 Vodafone Group Plc

 $

 987,846

 Total Telecommunication Services

 $

 3,408,394

 Utilities - 4.3%

 Electric Utilities - 2.5%

 12,420

 Exelon Corp.

 $

 465,874

 29,319

 PPL Corp.

 978,668

 7,237

 The Southern Co.

 349,041

 $

 1,793,583

 Multi-Utilities - 1.8%

 11,044

 Consolidated Edison, Inc.

 $

 702,951

 18,507

 E.ON SE

 335,133

 12,991

 GDF Suez

 279,352

 $

 1,317,436

 Total Utilities

 $

 3,111,019

 TOTAL COMMON STOCKS

 (Cost $31,585,295)

 $

 33,700,166

 Principal Amount ($)

 ASSET BACKED SECURITIES - 1.3%

 6,583

 2.98

 BB+/Caa2

 ABFC 2003-WMC1 Trust, Floating Rate Note, 3/25/33

 $

 5,937

 124,107

 B+/B3

 Accredited Mortgage Loan Trust 2003-3, 5.21%, 1/25/34 (Step)

 118,576

 15,103

 6.50

 BB+/Baa2

 ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)

 15,221

 47,435

 B+/B1

 Bayview Financial Mortgage Pass-Through Trust 2007-B, 6.407%, 8/28/47 (Step)

 48,495

 87,452

 NR/Ba3

 Bear Stearns Asset Backed Securities Trust, 8.41%, 10/25/29 (Step)

 86,379

 100,000

 BB/NR

 CarNow Auto Receivables Trust 2012-1, 6.9%, 11/15/16 (144A)

 100,286

 38,005

 B-/B1

 Citicorp Residential Mortgage Trust Series 2006-3, 5.703%, 11/25/36 (Step)

 37,916

 85,000

 A+/Ba1

 Countrywide Asset-Backed Certificates, 5.557%, 2/25/36 (Step)

 85,865

 75,101

 5.24

 BB+/Ba3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36

 77,493

 5,896

 0.88

 AAA/A1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33 (144A)

 5,754

 97,482

 7.78

 NR/B3

 GE Mortgage Services LLC, Floating Rate Note, 3/25/27

 96,546

 99,675

 0.30

 CCC/Caa3

 Morgan Stanley Home Equity Loan Trust 2007-2, Floating Rate Note, 4/25/37

 80,552

 77,967

 CC/Caa2

 RASC Series 2003-KS5 Trust, 4.46%, 7/25/33 (Step)

 74,793

 100,000

 BB/NR

 SNAAC Auto Receivables Trust, 4.56%, 4/15/20 (144A)

 100,302

 TOTAL ASSET BACKED SECURITIES

 (Cost $936,370)

 $

 934,115

 COLLATERALIZED MORTGAGE OBLIGATIONS - 6.0%

 100,000

 NR/NR

 A10 Securitization LLC, 4.7%, 11/15/25 (144A)

 $

 100,211

 100,000

 NR/NR

 A10 Securitization LLC, 6.41%, 11/15/25 (144A)

 100,203

 36,320

 6.33

 BBB/NR

 Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 9/10/47 (144A)

 37,880

 14,875

 5.07

 BBB+/NR

 Banc of America Mortgage 2005-H Trust, Floating Rate Note, 9/25/35

 14,884

 109,236

 0.59

 NR/Baa3

 Bayview Commercial Asset Trust, Floating Rate Note, 1/25/36 (144A)

 89,835

 125,661

 0.51

 AA+/Baa3

 Bayview Commercial Asset Trust, Floating Rate Note, 8/25/35 (144A)

 100,802

 200,000

 5.52

 BBB/NR

 Bear Stearns Commercial Mortgage Securities Trust 2004-TOP16, Floating Rate Note, 2/13/46 (144A)

 176,423

 100,000

 5.21

 NR/Baa2

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41

 102,681

 29,871

 5.61

 B+/NR

 CHL Mortgage Pass-Through Trust 2002-32, Floating Rate Note, 1/25/33

 30,067

 50,000

 5.93

 NR/Baa3

 Citigroup Commercial Mortgage Trust 2006-C4, Floating Rate Note, 3/15/49

 52,617

 50,000

 5.99

 BB-/NR

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 56,890

 27,651

 0.38

 A+/A1

 COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)

 27,300

 35,279

 B+/NR

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33

 35,206

 100,000

 5.14

 CCC/B3

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 10/15/39 (144A)

 94,020

 100,000

 5.63

 NR/A2

 DBUBS 2011-LC2 Mortgage Trust, Floating Rate Note, 7/10/44 (144A)

 115,964

 100,000

 5.20

 NR/NR

 Del Coronado Trust, Floating Rate Note, 3/15/18 (144A)

 100,360

 100,000

 NR/NR

 Extended Stay America Trust 2013-ESH MZ, 7.625%, 12/5/19 (144A)

 107,764

 271,029

 NR/NR

 Fannie Mae REMICS, 3.5%, 1/25/29

 13,444

 10,000

 3.82

 NR/NR

 FREMF Mortgage Trust Class C, Floating Rate Note, 6/25/47 (144A)

 10,062

 100,000

 4.35

 NR/A3

 FREMF Mortgage Trust, Floating Rate Note, 1/25/46 (144A)

 108,529

 50,000

 3.76

 NR/NR

 FREMF Mortgage Trust, Floating Rate Note, 2/25/45 (144A)

 51,265

 50,000

 4.16

 NR/Baa2

 FREMF Mortgage Trust, Floating Rate Note, 9/25/44 (144A)

 52,021

 250,000

 5.32

 BBB-/NR

 GE Capital Commercial Mortgage Corp., Floating Rate Note, 7/10/45 (144A)

 251,277

 57,269

 CCC/Caa3

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32

 50,818

 7,978

 5.10

 CCC/NR

 GMACM Mortgage Loan Trust 2005-AR2, Floating Rate Note, 5/25/35

 7,816

 147,937

 1.03

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 2/16/53

 12,918

 147,875

 1.05

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 3/16/53

 12,539

 67,647

 6.45

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 6/20/38

 7,067

 196,807

 1.10

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 8/16/52

 15,335

 147,761

 1.07

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 9/16/52

 13,585

 100,000

 3.80

 NR/Ba2

 GS Mortgage Securities Corp. II, Floating Rate Note, 11/8/29 (144A)

 100,465

 30,000

 5.83

 NR/Baa3

 GS Mortgage Securities Trust 2012-GC6, Floating Rate Note, 1/10/45 (144A)

 32,449

 32,971

 5.25

 BB-/NR

 GSR Mortgage Loan Trust 2005-AR4, Floating Rate Note, 7/25/35

 32,622

 100,000

 3.95

 NR/NR

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 4/15/28 (144A)

 99,000

 50,000

 6.14

 BB-/Ba1

 JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1, Floating Rate Note, 2/15/51

 56,355

 50,000

 6.20

 B-/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Floating Rate Note, 2/15/51

 44,913

 124,439

 5.28

 BB/NR

 LB-UBS Commercial Mortgage Trust 2006-C1, Floating Rate Note, 2/15/41

 123,879

 119,069

 0.40

 BBB+/Aa3

 Lehman Brothers Small Balance Commercial Mortgage Trust 2006-2, Floating Rate Note, 9/25/36 (144A)

 94,669

 172,892

 2.64

 BB+/Ba1

 MASTR Adjustable Rate Mortgages Trust 2003-6, Floating Rate Note, 12/25/33

 172,789

 53,441

 5.29

 B-/B3

 MASTR Adjustable Rate Mortgages Trust, Floating Rate Note, 1/25/35

 52,451

 85,226

 B-/NR

 MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34

 86,952

 124,013

 D/Caa3

 Merrill Lynch Mortgage Investors Trust Series 2006-AF1, 5.75%, 8/25/36

 102,114

 59,434

 5.64

 A+/Ba1

 Merrill Lynch Mortgage Investors Trust Series MLCC 2007-1, Floating Rate Note, 1/25/37

 60,676

 50,000

 BB+/NR

 Morgan Stanley Capital I Trust 2007-IQ13, 5.406%, 3/15/44

 56,356

 100,000

 6.09

 B/NR

 Morgan Stanley Capital I Trust 2007-IQ15, Floating Rate Note, 6/11/49

 113,298

 95,284

 1.60

 B-/Ba1

 RESI Finance LP, Floating Rate Note, 9/10/35 (144A)

 82,978

 365,307

 BB+/Baa2

 Spirit Master Funding LLC, 5.74%, 3/20/25 (144A)

 376,045

 100,000

 5.30

 BBB/NR

 Springleaf Mortgage Loan Trust 2012-3, Floating Rate Note, 12/25/59 (144A)

 103,726

 250,000

 5.58

 BB/NR

 Springleaf Mortgage Loan Trust, Floating Rate Note, 6/25/58 (144A)

 251,625

 25,000

 BB/B1

 Timberstar Trust, 7.53%, 10/15/36 (144A)

 25,880

 35,227

 5.00

 NR/Ba2

 Wells Fargo Mortgage Backed Securities 2005-AR6 Trust, Floating Rate Note, 4/25/35

 35,893

 50,000

 5.65

 NR/Baa3

 WFRBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)

 53,543

 100,000

 5.34

 NR/A2

 WFRBS Commercial Mortgage Trust 2011-C3, Floating Rate Note, 3/15/44 (144A)

 114,572

 100,000

 4.50

 BBB-/NR

 WFRBS Commercial Mortgage Trust 2013-C12, Floating Rate Note, 3/15/48 (144A)

 97,214

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $4,177,915)

 $

 4,320,247

 CORPORATE BONDS - 36.7%

 Energy - 9.9%

 Oil & Gas Drilling - 0.1%

 75,000

 B/B1

 Shelf Drilling Holdings, Ltd., 8.625%, 11/1/18 (144A)

 $

 80,250

 Oil & Gas Equipment & Services - 1.5%

 100,000

 B+/B1

 American Petroleum Tankers Parent LLC, 10.25%, 5/1/15

 $

 102,563

 250,000

 B+/B2

 Basic Energy Services, Inc., 7.75%, 10/15/22

 263,125

 75,000

 BB/Ba3

 Bristow Group, Inc., 6.25%, 10/15/22

 81,750

 100,000

 B-/B3

 Hiland Partners LP, 7.25%, 10/1/20 (144A)

 111,250

 300,000

 BB-/B1

 Key Energy Services, Inc., 6.75%, 3/1/21

 313,500

 200,000

 B/B3

 Seitel, Inc., 9.5%, 4/15/19 (144A)

 208,500

 $

 1,080,688

 Oil & Gas Exploration & Production - 6.4%

 150,000

 B+/NR

 Antero Resources Finance Corp., 6.0%, 12/1/20

 $

 158,625

 130,000

 CCC+/Caa1

 Athlon Holdings LP, 7.375%, 4/15/21 (144A)

 136,825

 200,000

 CCC+/Caa1

 Aurora USA Oil & Gas, Inc., 7.5%, 4/1/20 (144A)

 208,000

 200,000

 B-/B3

 Bonanza Creek Energy, Inc., 6.75%, 4/15/21 (144A)

 211,000

 125,000

 B-/B3

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 138,438

 200,000

 BB+/Ba2

 Continental Resources, Inc., 4.5%, 4/15/23 (144A)

 213,250

 300,000

 BB/B1

 Denbury Resources, Inc., 4.625%, 7/15/23

 303,000

 100,000

 B/B2

 EP Energy LLC, 9.375%, 5/1/20

 116,500

 50,000

 B/B3

 EPE Holdings LLC, 8.125%, 12/15/17 (144A) (PIK)

 53,250

 50,000

 B-/Caa1

 EPL Oil & Gas, Inc., 8.25%, 2/15/18 (144A)

 53,750

 75,000

 B-/B2

 Forest Oil Corp., 7.5%, 9/15/20 (144A)

 79,875

 100,000

 CCC/Caa1

 Goodrich Petroleum Corp., 8.875%, 3/15/19

 105,000

 100,000

 CCC+/B3

 Gulfport Energy Corp., 7.75%, 11/1/20 (144A)

 107,750

 175,000

 CCC+/Caa1

 Halcon Resources Corp., 8.875%, 5/15/21 (144A)

 187,688

 50,000

 CCC+/Caa1

 Halcon Resources Corp., 9.75%, 7/15/20 (144A)

 54,625

 110,000

 B-/Caa1

 Memorial Production Partners LP, 7.625%, 5/1/21 (144A)

 112,200

 175,000

 B-/Caa1

 Midstates Petroleum Co, Inc., 10.75%, 10/1/20 (144A)

 192,500

 200,000

 B-/Caa1

 Northern Oil and Gas, Inc., 8.0%, 6/1/20

 209,000

 200,000

 B-/B3

 PDC Energy, Inc., 7.75%, 10/15/22 (144A)

 218,500

 200,000

 B-/Caa1

 Penn Virginia Corp., 7.25%, 4/15/19

 197,000

 140,000

 B-/Caa1

 Penn Virginia Corp., 8.5%, 5/1/20 (144A)

 140,700

 100,000

 CCC+/Caa1

 PetroBakken Energy, Ltd., 8.625%, 2/1/20 (144A)

 103,000

 100,000

 B-/Caa1

 QR Energy LP, 9.25%, 8/1/20

 107,750

 100,000

 B-/B3

 Resolute Energy Corp., 8.5%, 5/1/20

 107,500

 190,000

 B+/B2

 Rosetta Resources, Inc., 5.625%, 5/1/21

 198,075

 200,000

 B-/B3

 Samson Investment Co., 9.75%, 2/15/20 (144A)

 212,500

 50,000

 B-/B2

 SandRidge Energy, Inc., 7.5%, 2/15/23

 51,500

 95,000

 B-/B3

 Stone Energy Corp., 7.5%, 11/15/22

 104,025

 225,000

 B+/B3

 Swift Energy Co., 7.875%, 3/1/22

 234,562

 200,000

 CCC+/Caa1

 Talos Production LLC, 9.75%, 2/15/18 (144A)

 197,000

 100,000

 B/B3

 Vanguard Natural Resources LLC, 7.875%, 4/1/20

 108,500

 $

 4,621,888

 Oil & Gas Refining & Marketing - 0.2%

 100,000

 BBB/Baa2

 Valero Energy Corp., 6.625%, 6/15/37

 $

 125,868

 Oil & Gas Storage & Transportation - 0.9%

 150,000

 B/B1

 Genesis Energy LP, 5.75%, 2/15/21 (144A)

 $

 157,875

 125,000

 BB/B1

 Inergy Midstream LP, 6.0%, 12/15/20 (144A)

 131,875

 100,000

 BBB/Baa2

 Kinder Morgan Energy Partners LP, 5.0%, 8/15/42

 107,141

 290,000

 BB+/Ba3

 Sabine Pass Liquefaction LLC, 5.625%, 2/1/21 (144A)

 300,150

 $

 697,041

 Coal & Consumable Fuels - 0.8%

 100,000

 B+/B2

 Alpha Natural Resources, Inc., 6.0%, 6/1/19

 $

 93,500

 150,000

 B/B2

 Bumi Investment Pte, Ltd., 10.75%, 10/6/17 (144A)

 121,125

 200,000

 B/B3

 Murray Energy Corp., 10.25%, 10/15/15 (144A)

 204,000

 150,000

 BB-/B1

 SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)

 160,125

 $

 578,750

 Total Energy

 $

 7,184,485

 Materials - 4.1%

 Commodity Chemicals - 0.5%

 100,000

 CCC+/NR

 Hexion US Finance Corp., 9.0%, 11/15/20

 $

 104,000

 75,000

 BB-/B1

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 80,062

 150,000

 B-/Caa1

 US Coatings Acquisition, Inc., 7.375%, 5/1/21 (144A)

 160,125

 $

 344,187

 Diversified Chemicals - 0.1%

 100,000

 B-/Caa1

 INEOS Group Holdings SA, 8.5%, 2/15/16 (144A)

 $

 101,625

 Specialty Chemicals - 0.6%

 200,000

 B/B1

 Rentech Nitrogen Partners LP, 6.5%, 4/15/21 (144A)

 $

 205,000

 200,000

 BB-/B2

 Tronox Finance LLC, 6.375%, 8/15/20 (144A)

 199,500

 $

 404,500

 Paper Packaging - 0.7%

 200,000

 CCC+/Caa2

 Exopack Holding Corp., 10.0%, 6/1/18

 $

 202,000

 290,000

 BB-/B1

 Sealed Air Corp., 6.875%, 7/15/33 (144A)

 292,900

 $

 494,900

 Diversified Metals & Mining - 0.3%

 100,000

 CCC/Caa2

 Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A)

 $

 65,000

 100,000

 B-/Caa1

 Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A)

 85,000

 50,000

 B/Caa1

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

 55,750

 $

 205,750

 Steel - 1.2%

 100,000

 B/Caa1

 Atkore International, Inc., 9.875%, 1/1/18

 $

 110,125

 70,000

 BB+/Ba2

 Commercial Metals Co., 7.35%, 8/15/18

 77,350

 100,000

 B/B3

 JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)

 104,625

 200,000

 NR/B3

 Metinvest BV, 8.75%, 2/14/18 (144A)

 204,000

 250,000

 B-/B3

 Permian Holdings, Inc., 10.5%, 1/15/18 (144A)

 258,125

 100,000

 CCC+/Caa2

 Ryerson, Inc., 9.0%, 10/15/17 (144A)

 109,000

 $

 863,225

 Forest Products - 0.1%

 100,000

 B-/B3

 Millar Western Forest Products, Ltd., 8.5%, 4/1/21

 $

 101,000

 Paper Products - 0.6%

 260,000

 BB-/Ba3

 Resolute Forest Products, Inc., 5.875%, 5/15/23 (144A)

 $

 256,750

 200,000

 B-/Caa1

 Unifrax I LLC, 7.5%, 2/15/19 (144A)

 208,000

 $

 464,750

 Total Materials

 $

 2,979,937

 Capital Goods - 3.3%

 Aerospace & Defense - 0.3%

 200,000

 BB/B1

 DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)

 $

 202,000

 50,000

 B-/B2

 DynCorp International, Inc., 10.375%, 7/1/17

 49,375

 $

 251,375

 Building Products - 0.3%

 100,000

 BB-/B2

 Gibraltar Industries, Inc., 6.25%, 2/1/21 (144A)

 $

 107,250

 100,000

 BBB-/Ba3

 Masco Corp., 7.125%, 3/15/20

 116,474

 $

 223,724

 Electrical Components & Equipment - 0.2%

 100,000

 B/B3

 Coleman Cable, Inc., 9.0%, 2/15/18

 $

 108,250

 Industrial Conglomerates - 0.5%

 225,000

 B+/B2

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $

 236,531

 100,000

 CCC+/B3

 Park-Ohio Industries, Inc., 8.125%, 4/1/21

 110,250

 $

 346,781

 Construction & Farm Machinery & Heavy Trucks - 0.6%

 200,000

 B/B2

 Commercial Vehicle Group, Inc., 7.875%, 4/15/19

 $

 204,000

 100,000

 A/A3

 Cummins, Inc., 5.65%, 3/1/98

 106,083

 125,000

 CCC+/B3

 Navistar International Corp., 8.25%, 11/1/21

 130,156

 $

 440,239

 Industrial Machinery - 0.9%

 150,000

 B-/B3

 BC Mountain LLC, 7.0%, 2/1/21 (144A)

 $

 161,250

 100,000

 B/B2

 Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)

 110,250

 100,000

 B/Caa2

 Liberty Tire Recycling, 11.0%, 10/1/16 (144A)

 102,500

 100,000

 B/B1

 Mcron Finance Sub LLC, 8.375%, 5/15/19 (144A)

 110,000

 150,000

 B/B3

 Xerium Technologies, Inc., 8.875%, 6/15/18

 153,375

 $

 637,375

 Trading Companies & Distributors - 0.5%

 150,000

 B+/B3

 H&E Equipment Services, 7.0%, 9/1/22

 $

 166,125

 100,000

 BB+/NR

 Aviation Capital Group Corp., 4.625%, 1/31/18 (144A)

 104,311

 100,000

 B-/B3

 TRAC Intermodal LLC, 11.0%, 8/15/19 (144A)

 110,000

 $

 380,436

 Total Capital Goods

 $

 2,388,180

 Commercial Services & Supplies - 0.4%

 Diversified Support Services - 0.4%

 100,000

 B-/Caa1

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $

 99,500

 200,000

 B+/B3

 NANA Development Corp., 9.5%, 3/15/19 (144A)

 203,750

 $

 303,250

 Total Commercial Services & Supplies

 $

 303,250

 Transportation - 0.8%

 Air Freight & Logistics - 0.1%

 100,000

 D/C

 CEVA Group Plc, 11.5%, 4/1/18 (144A)

 $

 65,000

 Airlines - 0.3%

 100,000

 B-/NR

 Gol Finance, 9.25%, 7/20/20 (144A)

 $

 89,250

 150,000

 B+/B1

 US Airways 2013-1 Class B Pass Through Trust, 5.375%, 11/15/21

 152,820

 $

 242,070

 Trucking - 0.2%

 125,000

 B/B3

 syncreon Global Ireland, Ltd., 9.5%, 5/1/18 (144A)

 $

 133,125

 Airport Services - 0.2%

 160,160

 B-/B3

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)

 $

 150,150

 Total Transportation

 $

 590,345

 Automobiles & Components - 0.3%

 Auto Parts & Equipment - 0.3%

 200,000

 B+/B2

 Pittsburgh Glass Works LLC, 8.5%, 4/15/16 (144A)

 $

 206,000

 Total Automobiles & Components

 $

 206,000

 Consumer Durables & Apparel - 0.9%

 Home Furnishings - 0.2%

 125,000

 B+/B3

 Tempur-Pedic International, Inc., 6.875%, 12/15/20 (144A)

 $

 136,406

 Homebuilding - 0.4%

 150,000

 CCC/Caa2

 Beazer Homes USA, Inc., 9.125%, 6/15/18

 $

 164,625

 50,000

 B/B2

 KB Home, 8.0%, 3/15/20

 58,875

 75,000

 B+/B1

 Meritage Homes Corp., 7.0%, 4/1/22

 84,562

 $

 308,062

 Housewares & Specialties - 0.3%

 100,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.0%, 4/15/19

 $

 108,000

 66,000

 CCC+/B3

 Yankee Candle Co., Inc., 9.75%, 2/15/17

 68,393

 $

 176,393

 Total Consumer Durables & Apparel

 $

 620,861

 Consumer Services - 0.8%

 Casinos & Gaming - 0.3%

 50,000

 CCC/Caa3

 Codere Finance Luxembourg SA, 9.25%, 2/15/19 (144A)

 $

 36,500

 100,000

 B+/B3

 MGM Resorts International, 6.75%, 10/1/20 (144A)

 109,750

 100,000

 BB/B2

 Seneca Gaming Corp., 8.25%, 12/1/18 (144A)

 108,000

 $

 254,250

 Hotels, Resorts & Cruise Lines - 0.1%

 50,000

 B+/B3

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 $

 55,875

 Education Services - 0.1%

 100,000

 CCC-/Caa1

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $

 82,250

 Specialized Consumer Services - 0.3%

 200,000

 BB-/Ba3

 Coinstar, Inc., 6.0%, 3/15/19 (144A)

 $

 207,500

 Total Consumer Services

 $

 599,875

 Media - 1.0%

 Broadcasting - 0.5%

 165,000

 BB-/B1

 CCO Holdings LLC, 5.75%, 1/15/24

 $

 171,806

 100,000

 CCC+/Caa2

 Intelsat Luxembourg SA, 7.75%, 6/1/21 (144A)

 105,500

 100,000

 B+/B2

 Univision Communications, Inc., 6.875%, 5/15/19 (144A)

 109,250

 $

 386,556

 Movies & Entertainment - 0.5%

 100,000

 B/B3

 Live Nation Entertainment, Inc., 7.0%, 9/1/20 (144A)

 $

 108,875

 235,000

 B-/B3

 Regal Entertainment Group, 5.75%, 2/1/25

 236,762

 $

 345,637

 Total Media

 $

 732,193

 Retailing - 1.1%

 Computer & Electronics Retail - 0.5%

 350,000

 BB-/Ba3

 Rent-A-Center, Inc., 4.75%, 5/1/21 (144A)

 $

 352,625

 Specialty Stores - 0.6%

 105,000

 BB-/Ba3

 CST Brands, Inc., 5.0%, 5/1/23 (144A)

 $

 107,756

 75,000

 CCC+/Caa1

 Petco Holdings, Inc., 8.5%, 10/15/17 (144A) (PIK)

 78,281

 250,000

 B-/B3

 Radio Systems Corp., 8.375%, 11/1/19 (144A)

 271,875

 $

 457,912

 Total Retailing

 $

 810,537

 Food, Beverage & Tobacco - 2.0%

 Distillers & Vintners - 0.4%

 325,000

 BB+/Ba1

 Constellation Brands, Inc., 4.25%, 5/1/23

 $

 325,000

 Agricultural Products - 0.3%

 200,000

 B/NR

 Tonon Bioenergia SA, 9.25%, 1/24/20 (144A)

 $

 207,500

 Packaged Foods & Meats - 0.9%

 175,000

 B/B1

 Chiquita Brands International, Inc., 7.875%, 2/1/21 (144A)

 $

 187,688

 125,000

 B/B3

 FAGE Dairy Industry SA, 9.875%, 2/1/20 (144A)

 138,125

 200,000

 B+/B2

 Marfrig Holding Europe BV, 9.875%, 7/24/17 (144A)

 187,000

 40,000

 B/Caa1

 Pilgrim's Pride Corp., 7.875%, 12/15/18

 43,400

 100,000

 B+/B2

 Wells Enterprises, Inc., 6.75%, 2/1/20 (144A)

 108,500

 $

 664,713

 Tobacco - 0.4%

 250,000

 B-/B3

 Alliance One International, Inc., 10.0%, 7/15/16

 $

 265,475

 Total Food, Beverage & Tobacco

 $

 1,462,688

 Household & Personal Products - 0.7%

 Personal Products - 0.7%

 200,000

 BBB-/Baa2

 Avon Products, Inc., 5.0%, 3/15/23

 $

 217,609

 150,000

 CCC+/Caa1

 Monitronics International, Inc., 9.125%, 4/1/20

 162,750

 150,000

 B/B1

 Revlon Consumer Products Corp., 5.75%, 2/15/21 (144A)

 154,500

 $

 534,859

 Total Household & Personal Products

 $

 534,859

 Health Care Equipment & Services - 1.7%

 Health Care Equipment - 0.2%

 125,000

 CCC+/Caa2

 Accellent, Inc., 10.0%, 11/1/17

 $

 119,062

 Health Care Services - 0.5%

 100,000

 CCC+/B3

 ExamWorks Group, Inc., 9.0%, 7/15/19

 $

 109,750

 100,000

 CCC+/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 104,000

 60,000

 CCC+/B3

 Surgical Care Affiliates, Inc., 8.875%, 7/15/15 (144A)

 60,750

 80,000

 CCC+/Caa1

 Truven Health Analytics, Inc., 10.625%, 6/1/20 (144A)

 91,600

 $

 366,100

 Health Care Facilities - 0.8%

 100,000

 BB/B1

 Aviv Healthcare Properties LP, 7.75%, 2/15/19

 $

 109,500

 100,000

 B/B3

 Capella Healthcare, Inc., 9.25%, 7/1/17

 108,125

 300,000

 B-/B3

 Kindred Healthcare, Inc., 8.25%, 6/1/19

 308,625

 75,000

 B-/B3

 Vanguard Health Holding Co. II LLC, 7.75%, 2/1/19

 81,469

 $

 607,719

 Health Care Technology - 0.2%

 100,000

 B-/B3

 MedAssets, Inc., 8.0%, 11/15/18

 $

 110,250

 Total Health Care Equipment & Services

 $

 1,203,131

 Pharmaceuticals, Biotechnology & Life Sciences - 0.6%

 Biotechnology - 0.4%

 250,000

 B/Caa2

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

 $

 247,500

 40,000

 BB/B3

 Warner Chilcott Co. LLC, 7.75%, 9/15/18

 43,400

 $

 290,900

 Pharmaceuticals - 0.2%

 100,000

 B-/Caa1

 Sky Growth Acquisition Corp., 7.375%, 10/15/20 (144A)

 $

 106,750

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 397,650

 Banks - 0.4%

 Diversified Banks - 0.4%

 250,000

 NR/Ba3

 CorpGroup Banking SA, 6.75%, 3/15/23 (144A)

 $

 264,688

 Total Banks

 $

 264,688

 Diversified Financials - 1.8%

 Other Diversified Financial Services - 0.6%

 230,000

 5.35

 NR/B1

 Citigroup, Inc., Floating Rate Note, 4/29/49 (Perpetual)

 230,634

 100,000

 7.12

 AA-/Baa1

 General Electric Capital Corp., Floating Rate Note, 12/29/49 (Perpetual)

 117,064

 100,000

 NR/NR

 Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)

 100,089

 $

 447,787

 Specialized Finance - 0.6%

 100,000

 BBB-/WR

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 $

 104,327

 150,000

 B+/B2

 Nationstar Mortgage LLC, 6.5%, 7/1/21 (144A)

 157,312

 150,000

 B/B1

 Oxford Finance LLC, 7.25%, 1/15/18 (144A)

 159,000

 $

 420,639

 Consumer Finance - 0.3%

 200,000

 B+/B1

 Jefferies Finance LLC, 7.375%, 4/1/20 (144A)

 $

 208,000

 Asset Management & Custody Banks - 0.3%

 200,000

 BBB/NR

 Prospect Capital Corp., 5.875%, 3/15/23

 $

 200,726

 Total Diversified Financials

 $

 1,277,152

 Insurance - 3.8%

 Insurance Brokers - 0.4%

 100,000

 CCC+/Caa2

 Hub International, Ltd., 8.125%, 10/15/18 (144A)

 $

 107,625

 200,000

 CCC/Caa2

 Onex USI Acquisition Corp., 7.75%, 1/15/21 (144A)

 206,000

 $

 313,625

 Multi-line Insurance - 0.2%

 100,000

 BBB-/Baa3

 Genworth Holdings, Inc., 7.2%, 2/15/21

 $

 120,736

 Reinsurance - 3.2%

 250,000

 14.00

 B-/NR

 Blue Fin, Ltd., Floating Rate Note, 5/28/13 (Cat Bond) (144A)

 $

 251,750

 250,000

 0.00

 BB-/NR

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 250,800

 250,000

 6.65

 BB/NR

 East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)

 260,175

 250,000

 6.60

 BB-/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 8/4/14 (Cat Bond) (144A)

 256,100

 250,000

 5.75

 BB/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)

 251,725

 250,000

 8.25

 BB-/NR

 Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (Cat Bond) (144A)

 250,450

 250,000

 8.71

 B+/NR

 Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 258,025

 250,000

 11.94

 B-/NR

 Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)

 245,425

 250,000

 4.50

 BB+/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 253,025

 $

 2,277,475

 Total Insurance

 $

 2,711,836

 Real Estate - 0.4%

 Diversified REIT's - 0.3%

 200,000

 B/Ba3

 CNL Lifestyle Properties, Inc., 7.25%, 4/15/19

 $

 202,500

 Real Estate Operating Companies - 0.1%

 100,000

 B/B3

 Forest City Enterprises, Inc., 6.5%, 2/1/17

 $

 97,500

 Total Real Estate

 $

 300,000

 Software & Services - 0.5%

 Internet Software & Services - 0.2%

 125,000

 BB/B1

 j2 Global, Inc., 8.0%, 8/1/20

 $

 135,000

 Data Processing & Outsourced Services - 0.2%

 125,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 $

 132,812

 Application Software - 0.1%

 80,000

 CCC-/Caa2

 Allen Systems Group, Inc., 10.5%, 11/15/16 (144A)

 $

 50,800

 Total Software & Services

 $

 318,612

 Technology Hardware & Equipment - 0.2%

 Electronic Equipment Manufacturers - 0.2%

 125,000

 BB-/B1

 Viasystems, Inc., 7.875%, 5/1/19 (144A)

 $

 133,438

 Total Technology Hardware & Equipment

 $

 133,438

 Semiconductors & Semiconductor Equipment - 0.2%

 Semiconductor Equipment - 0.1%

 70,000

 B+/Caa1

 MEMC Electronic Materials, Inc., 7.75%, 4/1/19

 $

 65,100

 Semiconductors - 0.1%

 100,000

 B/B2

 Advanced Micro Devices, Inc., 7.5%, 8/15/22 (144A)

 $

 95,750

 Total Semiconductors & Semiconductor Equipment

 $

 160,850

 Telecommunication Services - 1.1%

 Integrated Telecommunication Services - 0.9%

 177,000

 CCC+/B3

 Cincinnati Bell, Inc., 8.75%, 3/15/18

 $

 180,540

 100,000

 BB-/Ba2

 Frontier Communications Corp., 7.625%, 4/15/24

 104,250

 160,000

 BB-/Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

 180,000

 75,000

 NR/B1

 Windstream Corp., 6.375%, 8/1/23

 77,625

 120,000

 B/B1

 Windstream Corp., 7.5%, 6/1/22

 132,300

 $

 674,715

 Wireless Telecommunication Services - 0.2%

 100,000

 B/Ba3

 MetroPCS Wireless, Inc., 6.625%, 11/15/20

 $

 108,250

 Total Telecommunication Services

 $

 782,965

 Utilities - 0.7%

 Gas Utilities - 0.4%

 100,000

 NR/Ba2

 AmeriGas Finance LLC, 7.0%, 5/20/22

 $

 111,750

 200,000

 B-/B2

 Ferrellgas LP, 6.5%, 5/1/21

 210,500

 $

 322,250

 Independent Power Producers & Energy Traders - 0.3%

 150,000

 B/B1

 InterGen NV, 9.0%, 6/30/17 (144A)

 151,875

 75,000

 BB-/B1

 NRG Energy, Inc., 7.625%, 1/15/18

 86,906

 $

 238,781

 Total Utilities

 $

 561,031

 TOTAL CORPORATE BONDS

 (Cost $25,405,349)

 $

 26,524,563

 FOREIGN GOVERNMENT BONDS - 1.9%

 EURO

 450,000

 BBB-/Baa3

 Spain Government Bond, 5.5%, 4/30/21

 $

 663,163

 EURO

 450,000

 BBB-/Baa3

 Spain Government Bond, 6.0%, 1/31/29

 690,803

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $1,228,570)

 $

 1,353,966

 SENIOR FLOATING RATE LOAN INTERESTS - 2.0% **

 Capital Goods - 0.1%

 Electrical Components & Equipment - 0.1%

 99,250

 0.00

 NR/NR

 Pelican Products, Inc., Term Loan (First Lien), 8/15/18

 $

 100,491

 Total Capital Goods

 $

 100,491

 Automobiles & Components - 0.2%

 Auto Parts & Equipment - 0.2%

 124,688

 0.00

 B+/B1

 Metaldyne Corp., USD Term Loan, 12/19/18

 $

 127,337

 Total Automobiles & Components

 $

 127,337

 Consumer Durables & Apparel - 0.3%

 Housewares & Specialties - 0.1%

 45,129

 0.00

 B+/B1

 Yankee Candle Co., Inc., Initial Term Loan, 3/2/19

 $

 45,541

 Apparel, Accessories & Luxury Goods - 0.2%

 149,625

 0.00

 B/B2

 Renfro Corp., Tranche B Term Loan, 1/23/19

 $

 152,243

 Total Consumer Durables & Apparel

 $

 197,784

 Consumer Services - 0.2%

 Leisure Facilities - 0.2%

 150,000

 0.00

 B+/B1

 Bombardier Recreational Products, Inc., Term B Loan, 7/17/19

 $

 151,781

 Total Consumer Services

 $

 151,781

 Media - 0.3%

 Broadcasting - 0.3%

 149,625

 0.00

 B/B1

 NEP Broadcasting LLC, Refinanced New Term Loan (First Lien), 1/3/20

 $

 152,197

 59,959

 0.00

 B+/B2

 Univision Communications, Inc., 2013 Converted Extended First-Lien Term Loan, 2/22/20

 60,639

 $

 212,836

 Total Media

 $

 212,836

 Food, Beverage & Tobacco - 0.3%

 Packaged Foods & Meats - 0.3%

 200,000

 0.00

 B-/NR

 Hostess Brands, Inc., Term B Loan, 2/25/20

 $

 205,375

 Total Food, Beverage & Tobacco

 $

 205,375

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 59,400

 0.00

 B/NR

 Monotronics International, Inc., Term B Loan, 3/23/18

 $

 60,366

 Total Household & Personal Products

 $

 60,366

 Banks - 0.2%

 Thrifts & Mortgage Finance - 0.2%

 150,000

 0.00

 B/B1

 Ocwen Financial Corp., Initial Term Loan, 1/15/18

 $

 152,719

 Total Banks

 $

 152,719

 Diversified Financials - 0.0%

 Consumer Finance - 0.0%

 40,468

 0.00

 B/B3

 Springleaf Finance Corp., Initial Term Loan, 5/28/17

 $

 40,695

 Total Diversified Financials

 $

 40,695

 Software & Services - 0.1%

 Application Software - 0.1%

 98,738

 0.00

 NR/B1

 Vertafore, Inc., Term Loan (2013), 10/20/19

 $

 99,849

 Total Software & Services

 $

 99,849

 Telecommunication Services - 0.2%

 Integrated Telecommunication Services - 0.2%

 123,884

 0.00

 B+/Ba3

 West Corp., Term B-8 Loan, 6/30/18

 $

 126,035

 Total Telecommunication Services

 $

 126,035

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $1,439,084)

 $

 1,475,268

 TOTAL INVESTMENT IN SECURITIES - 96.0%

 (Cost $65,745,043) (a)

 $

 69,370,495

 OTHER ASSETS & LIABILITIES - 4.0%

 $

 2,906,456

 TOTAL NET ASSETS - 100.0%

 $

 72,276,951

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 PIK

 Represents a pay-in-kind security.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At April 30, 2013, the value of these securities amounted to $20,442,038 or 28.3% of total net assets.

 REIT

 Real Estate Investment Trust

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 (Perpetual)

 Security with no stated maturity date.

 (A.D.R.)

 American Depositary Receipts.

 (Cat Bond)

 Catastrophe Bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At April 30, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $65,778,130 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 3,926,521

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (334,156)

 Net unrealized gain

 $

 3,592,365

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at period end

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
321,424

$
321,424

 Preferred Stock

482,526

107,500

150,720

740,746

 Common Stocks

16,775,715

16,924,451

33,700,166

 Asset Backed Securities

934,115

934,115

 Collateralized Mortgage Obligations

4,320,247

4,320,247

 Corporate Bonds

26,524,563

26,524,563

 Foreign Government Bonds

1,353,966

1,353,966

 Senior Floating Rate Loan Interests

1,475,268

1,475,268

 Total

$
17,258,241

$
51,961,534

$
150,720

$
69,370,495

 Other Financial Instruments

 Unrealized gain on futures contracts

(7,500
)

-

-

(7,500
)

 Total Other Financial Instruments

$
(7,500
)

$
-

$
-

$
(7,500
)

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Preferred Stock

 Balance as of 10/31/12

$
-

 Realized gain (loss)

-

 Change in unrealized appreciation (depreciation)1

720

 Purchases*

150,000

 Sales

-

 Transfers in to Level 3**

-

 Transfers out of Level 3**

-

 Balance as of 4/30/13

$
150,720

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*

 A portion of the total purchases includes payment-in-kind transactions.

**

 Transfers are calculated on the beginning of period values. During the six months ended April 30, 2013, there were no transters between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 4/30/13

720

 Pioneer Classic Balanced Fund

 Schedule of Investments 4/30/13 (unaudited)

 Principal Amount ($)

 Floating

 Rate (d)

 S&P/Moody's

 Ratings

 Value

 PREFERRED STOCKS - 0.5%

 Banks - 0.2%

 Diversified Banks - 0.2%

 13,300

 6.50

 A-/Baa1

 US Bancorp, Floating Rate Note (Perpetual)

 $

 398,468

 6,000

 6.00

 A-/Baa1

 US Bancorp, Floating Rate Note (Perpetual)

 168,360

 $

 566,828

 Regional Banks - 0.0%

 1,000

 6.25

 A-/NR

 CoBank ACB, Floating Rate Note (Perpetual) (144A)

 $

 107,500

 Total Banks

 $

 674,328

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.1%

 3,000

 7.88

 BB/Ba2

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 84,720

 Total Diversified Financials

 $

 84,720

 Insurance - 0.2%

 Property & Casualty Insurance - 0.2%

 21,025

 5.10

 BBB/Baa1

 The Allstate Corp., Floating Rate Note, 1/15/53

 $

 559,265

 Total Insurance

 $

 559,265

 TOTAL PREFERRED STOCKS

 (Cost $1,191,403)

 $

 1,318,313

 CONVERTIBLE PREFERRED STOCKS - 0.3%

 Banks - 0.3%

 Diversified Banks - 0.3%

 700

 BBB+/Ba1

 Wells Fargo & Co., 7.5% (Perpetual)

 $

 923,825

 Total Banks

 $

 923,825

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $730,069)

 $

 923,825

 Shares

 COMMON STOCKS - 63.7%

 Energy - 7.6%

 Oil & Gas Drilling - 1.1%

 54,393

 Ensco Plc

 $

 3,137,388

 Oil & Gas Equipment & Services - 0.9%

 31,952

 Halliburton Co.

 $

 1,366,587

 19,491

 Schlumberger, Ltd.

 1,450,715

 $

 2,817,302

 Integrated Oil & Gas - 1.8%

 41,506

 BP Plc (A.D.R.)

 $

 1,809,662

 11,544

 Chevron Corp.

 1,408,483

 25,515

 Occidental Petroleum Corp.

 2,277,469

 $

 5,495,614

 Oil & Gas Exploration & Production - 2.2%

 18,777

 Anadarko Petroleum Corp.

 $

 1,591,539

 26,009

 Cobalt International Energy, Inc. *

 726,691

 5,092

 EOG Resources, Inc.

 616,947

 28,815

 EQT Corp.

 2,164,583

 46,300

 Marathon Oil Corp.

 1,512,621

 $

 6,612,381

 Oil & Gas Refining & Marketing - 0.9%

 12,226

 Phillips 66

 $

 745,175

 45,533

 Valero Energy Corp.

 1,835,891

 $

 2,581,066

 Oil & Gas Storage & Transportation - 0.7%

 27,192

 Spectra Energy Corp.

 $

 857,364

 20,454

 Targa Resources Corp.

 1,345,055

 $

 2,202,419

 Total Energy

 $

 22,846,170

 Materials - 3.0%

 Fertilizers & Agricultural Chemicals - 1.4%

 21,344

 Monsanto Co.

 $

 2,279,966

 31,948

 The Mosaic Co.

 1,967,677

 $

 4,247,643

 Specialty Chemicals - 0.7%

 25,011

 Ecolab, Inc.

 $

 2,116,431

 Diversified Metals & Mining - 0.9%

 8,972

 Compass Minerals International, Inc.

 $

 776,437

 63,144

 Freeport-McMoRan Copper & Gold, Inc.

 1,921,472

 $

 2,697,909

 Total Materials

 $

 9,061,983

 Capital Goods - 6.5%

 Aerospace & Defense - 2.1%

 26,925

 Raytheon Co.

 $

 1,652,656

 49,857

 United Technologies Corp.

 4,551,446

 $

 6,204,102

 Electrical Components & Equipment - 0.7%

 23,891

 Rockwell Automation, Inc.

 $

 2,025,479

 Industrial Conglomerates - 1.7%

 20,170

 3M Co.

 $

 2,112,001

 140,328

 General Electric Co.

 3,127,911

 $

 5,239,912

 Construction & Farm Machinery & Heavy Trucks - 0.5%

 14,779

 Cummins, Inc.

 $

 1,572,338

 Industrial Machinery - 1.5%

 19,439

 Ingersoll-Rand Plc

 $

 1,045,818

 22,751

 Snap-on, Inc.

 1,961,136

 8,946

 SPX Corp.

 666,566

 17,257

 Timken Co.

 907,200

 $

 4,580,720

 Total Capital Goods

 $

 19,622,551

 Transportation - 1.1%

 Air Freight & Logistics - 0.6%

 21,177

 United Parcel Service, Inc. (Class B)

 $

 1,817,834

 Airlines - 0.5%

 80,200

 Delta Air Lines, Inc. *

 $

 1,374,628

 Total Transportation

 $

 3,192,462

 Automobiles & Components - 0.5%

 Auto Parts & Equipment - 0.2%

 17,233

 Johnson Controls, Inc.

 $

 603,327

 Automobile Manufacturers - 0.3%

 60,488

 Ford Motor Co.

 $

 829,290

 Total Automobiles & Components

 $

 1,432,617

 Consumer Durables & Apparel - 0.3%

 Apparel, Accessories & Luxury Goods - 0.3%

 36,920

 True Religion Apparel, Inc.

 $

 999,055

 Total Consumer Durables & Apparel

 $

 999,055

 Consumer Services - 1.7%

 Restaurants - 1.7%

 5,139

 Chipotle Mexican Grill, Inc. *

 $

 1,866,433

 30,869

 McDonald's Corp.

 3,152,960

 $

 5,019,393

 Total Consumer Services

 $

 5,019,393

 Media - 3.4%

 Cable & Satellite - 1.3%

 96,574

 Comcast Corp.

 $

 3,988,506

 Movies & Entertainment - 1.4%

 86,445

 Regal Entertainment Group

 $

 1,550,823

 30,895

 The Walt Disney Co.

 1,941,442

 14,359

 Time Warner, Inc.

 858,381

 $

 4,350,646

 Publishing - 0.7%

 98,316

 Gannett Co, Inc.

 $

 1,982,051

 Total Media

 $

 10,321,203

 Retailing - 1.4%

 Apparel Retail - 0.3%

 12,000

 Ross Stores, Inc.

 $

 792,840

 Home Improvement Retail - 1.1%

 29,784

 Lowe's Companies, Inc.

 $

 1,144,301

 29,262

 The Home Depot, Inc.

 2,146,368

 $

 3,290,669

 Total Retailing

 $

 4,083,509

 Food & Staples Retailing - 1.8%

 Drug Retail - 1.8%

 39,293

 CVS Caremark Corp.

 $

 2,286,067

 66,030

 Walgreen Co.

 3,269,145

 $

 5,555,212

 Total Food & Staples Retailing

 $

 5,555,212

 Food, Beverage & Tobacco - 4.3%

 Soft Drinks - 1.2%

 28,431

 Coca-Cola Enterprises, Inc.

 $

 1,041,428

 32,073

 PepsiCo, Inc.

 2,645,060

 $

 3,686,488

 Packaged Foods & Meats - 0.6%

 18,000

 Green Mountain Coffee Roasters, Inc. *

 $

 1,033,200

 22,781

 Hillshire Brands Co.

 818,066

 $

 1,851,266

 Tobacco - 2.5%

 82,880

 Altria Group, Inc.

 $

 3,025,949

 45,570

 Philip Morris International, Inc.

 4,356,036

 $

 7,381,985

 Total Food, Beverage & Tobacco

 $

 12,919,739

 Household & Personal Products - 1.0%

 Household Products - 1.0%

 9,759

 Colgate-Palmolive Co.

 $

 1,165,322

 24,773

 The Procter & Gamble Co.

 1,901,823

 $

 3,067,145

 Total Household & Personal Products

 $

 3,067,145

 Health Care Equipment & Services - 2.7%

 Health Care Equipment - 0.4%

 20,479

 Covidien Plc

 $

 1,307,379

 Health Care Distributors - 1.1%

 31,770

 McKesson Corp.

 $

 3,361,901

 Health Care Services - 0.4%

 19,108

 Express Scripts Holding Co. *

 $

 1,134,442

 Managed Health Care - 0.8%

 41,271

 UnitedHealth Group, Inc.

 $

 2,473,371

 Total Health Care Equipment & Services

 $

 8,277,093

 Pharmaceuticals, Biotechnology & Life Sciences - 6.8%

 Biotechnology - 2.4%

 12,017

 Amgen, Inc.

 $

 1,252,292

 21,344

 Celgene Corp. *

 2,520,086

 40,903

 Gilead Sciences, Inc. *

 2,071,328

 18,231

 Vertex Pharmaceuticals, Inc. *

 1,400,505

 $

 7,244,211

 Pharmaceuticals - 4.4%

 26,455

 AbbVie, Inc.

 $

 1,218,253

 17,334

 Actavis, Inc. *

 1,832,724

 15,456

 AstraZeneca Plc (A.D.R.)

 802,476

 47,762

 Johnson & Johnson

 4,070,755

 183,500

 Pfizer, Inc.

 5,334,345

 1,600

 Zoetis, Inc.

 52,832

 $

 13,311,385

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 20,555,596

 Banks - 2.0%

 Diversified Banks - 0.3%

 22,150

 US Bancorp

 $

 737,152

 Regional Banks - 1.3%

 100,116

 KeyCorp

 $

 998,157

 44,081

 The PNC Financial Services Group, Inc.

 2,992,218

 $

 3,990,375

 Thrifts & Mortgage Finance - 0.4%

 91,424

 New York Community Bancorp, Inc.

 $

 1,238,795

 Total Banks

 $

 5,966,322

 Diversified Financials - 4.2%

 Other Diversified Financial Services - 1.2%

 82,708

 Citigroup, Inc.

 $

 3,859,155

 Consumer Finance - 0.7%

 47,035

 Discover Financial Services

 $

 2,057,311

 Asset Management & Custody Banks - 1.4%

 94,461

 Ares Capital Corp.

 $

 1,715,412

 7,149

 Franklin Resources, Inc.

 1,105,664

 24,827

 The Carlyle Group LP

 806,381

 16,658

 Walter Investment Management Corp. *

 559,042

 $

 4,186,499

 Investment Banking & Brokerage - 0.9%

 18,537

 The Goldman Sachs Group, Inc.

 $

 2,707,700

 Total Diversified Financials

 $

 12,810,665

 Real Estate - 1.6%

 Residential REIT's - 0.6%

 37,995

 American Campus Communities, Inc.

 $

 1,696,097

 Specialized REIT's - 1.0%

 93,898

 Chesapeake Lodging Trust

 $

 2,221,627

 18,984

 Plum Creek Timber Co, Inc.

 978,435

 $

 3,200,062

 Total Real Estate

 $

 4,896,159

 Software & Services - 5.4%

 Internet Software & Services - 2.3%

 18,380

 eBay, Inc. *

 $

 962,928

 7,130

 Google, Inc. *

 5,879,188

 $

 6,842,116

 Data Processing & Outsourced Services - 0.5%

 8,256

 Visa, Inc.

 $

 1,390,806

 Application Software - 0.9%

 26,287

 Adobe Systems, Inc. *

 $

 1,185,018

 17,345

 Citrix Systems, Inc. *

 1,078,339

 31,698

 Nuance Communications, Inc. *

 603,530

 $

 2,866,887

 Systems Software - 1.7%

 30,686

 Check Point Software Technologies, Ltd. *

 $

 1,430,581

 113,930

 Microsoft Corp.

 3,771,083

 $

 5,201,664

 Total Software & Services

 $

 16,301,473

 Technology Hardware & Equipment - 4.2%

 Communications Equipment - 1.9%

 11,616

 Motorola Solutions, Inc.

 $

 664,435

 80,005

 Qualcomm, Inc.

 4,929,908

 $

 5,594,343

 Computer Hardware - 1.8%

 12,573

 Apple, Inc.

 $

 5,566,696

 Computer Storage & Peripherals - 0.5%

 30,932

 EMC Corp. *

 $

 693,805

 16,548

 SanDisk Corp. *

 867,777

 $

 1,561,582

 Total Technology Hardware & Equipment

 $

 12,722,621

 Semiconductors & Semiconductor Equipment - 2.4%

 Semiconductors - 2.4%

 36,629

 Analog Devices, Inc.

 $

 1,611,310

 55,293

 Intel Corp.

 1,324,267

 33,065

 Maxim Integrated Products, Inc.

 1,022,700

 54,478

 Microchip Technology, Inc.

 1,984,089

 34,849

 Xilinx, Inc.

 1,321,126

 $

 7,263,492

 Total Semiconductors & Semiconductor Equipment

 $

 7,263,492

 Telecommunication Services - 1.1%

 Integrated Telecommunication Services - 1.1%

 84,537

 CenturyLink, Inc.

 $

 3,176,055

 Total Telecommunication Services

 $

 3,176,055

 Utilities - 0.7%

 Gas Utilities - 0.3%

 18,924

 ONEOK, Inc.

 $

 971,937

 Multi-Utilities - 0.4%

 29,200

 Ameren Corp.

 $

 1,058,500

 Total Utilities

 $

 2,030,437

 TOTAL COMMON STOCKS

 (Cost $150,252,440)

 $

 192,120,952

 Principal Amount ($)

 ASSET BACKED SECURITIES - 1.2%

 Materials - 0.4%

 Diversified Metals & Mining - 0.1%

 100,428

 BBB+/Baa1

 Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 4/15/40

 $

 109,677

 Precious Metals & Minerals - 0.1%

 311,983

 AA+/A2

 Credit-Based Asset Servicing and Securitization LLC, 5.334%, 7/25/35 (Step)

 $

 308,989

 Steel - 0.2%

 106,783

 1.28

 AAA/A1

 Accredited Mortgage Loan Trust 2004-3, Floating Rate Note, 10/25/34

 $

 102,154

 6,436

 0.86

 AA+/A3

 Asset Backed Securities Corp. Home Equity, Floating Rate Note, 4/25/35

 6,425

 34,423

 1.55

 A+/Ba1

 CDC Mortgage Capital Trust 2003-HE1, Floating Rate Note, 8/25/33

 32,531

 37,119

 0.61

 AAA/Aaa

 Home Equity Asset Trust 2005-5, Floating Rate Note, 11/25/35

 36,797

 61,918

 0.48

 AAA/Aa1

 Home Equity Asset Trust 2005-6, Floating Rate Note, 12/25/35

 61,486

 115,505

 AAA/Aaa

 HSBC Home Equity Loan Trust USA 2006-3, 5.63%, 3/20/36 (Step)

 116,437

 246,195

 0.46

 AA+/Aa3

 Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35

 241,895

 $

 597,725

 Total Materials

 $

 1,016,391

 Banks - 0.3%

 Diversified Banks - 0.0%

 82,171

 0.29

 NR/Aa1

 Wells Fargo Home Equity Asset-Backed Securities 2007-2 Trust, Floating Rate Note, 4/25/37

 $

 81,537

 Thrifts & Mortgage Finance - 0.3%

 425,163

 BB-/B1

 Citicorp Residential Mortgage Trust Series 2006-1, 5.939%, 7/25/36 (Step)

 $

 424,066

 37,567

 0.61

 AAA/A3

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 7/25/35

 37,555

 5,203

 AA/NR

 Leaf Receivables Funding 4 LLC, 4.9%, 2/20/22 (144A)

 5,203

 157,585

 A/NR

 STORE Master Funding LLC, 5.77%, 8/20/42 (144A)

 168,082

 44,287

 0.60

 AA+/Aa1

 Structured Asset Investment Loan Trust 2005-4, Floating Rate Note, 5/25/35

 44,014

 150,000

 0.33

 CCC/Ba2

 Structured Asset Securities Corp Mortgage Loan Trust 2007-BC2, Floating Rate Note, 3/25/37

 144,009

 $

 822,929

 Total Banks

 $

 904,466

 Diversified Financials - 0.5%

 Specialized Finance - 0.4%

 883,125

 BBB+/Baa1

 Domino's Pizza Master Issuer LLC, 5.216%, 1/25/42 (144A)

 $

 992,527

 305,000

 0.64

 NR/Aaa

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/17

 305,608

 $

 1,298,135

 Consumer Finance - 0.1%

 309,625

 NR/Aa3

 California Republic Auto Receivables Trust 2012-1, 1.18%, 8/15/17 (144A)

 $

 309,756

 Total Diversified Financials

 $

 1,607,891

 TOTAL ASSET BACKED SECURITIES

 (Cost $3,349,486)

 $

 3,528,748

 COLLATERALIZED MORTGAGE OBLIGATIONS - 3.8%

 Banks - 2.1%

 Thrifts & Mortgage Finance - 2.1%

 349,555

 B-/NR

 Alternative Loan Trust 2004-14T2, 5.5%, 8/25/34

 $

 345,886

 79,022

 BBB+/Ba3

 Alternative Loan Trust 2004-2CB, 5.125%, 3/25/34

 79,918

 232,885

 CCC/Caa3

 Alternative Loan Trust 2005-1CB, 5.5%, 3/25/35

 212,597

 212,147

 A+/Baa2

 Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33

 230,161

 390,788

 NR/Baa2

 Banc of America Alternative Loan Trust 2003-7, 5.5%, 9/25/33

 397,742

 312,768

 NR/Ba2

 Banc of America Alternative Loan Trust 2004-2, 6.0%, 3/25/34

 322,590

 61,127

 0.30

 AAA/NR

 Banc of America Funding 2010-R4 Trust, Floating Rate Note, 9/26/46 (144A)

 60,644

 158,582

 2.34

 AA+/Baa2

 Bear Stearns ARM Trust 2003-5, Floating Rate Note, 8/25/33

 157,758

 75,886

 AAA/Aaa

 Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 4.705%, 11/11/41

 77,239

 100,000

 4.65

 AA-/A1

 City Center Trust 2011-CCHP, Floating Rate Note, 7/15/28 (144A)

 100,392

 168,000

 AAA/Aaa

 COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/15/45

 171,560

 170,977

 5.73

 B/NR

 GSR Mortgage Loan Trust 2004-3F, Floating Rate Note, 2/25/34

 166,722

 250,000

 AAA/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, 3.616%, 11/15/43 (144A)

 273,830

 156,630

 2.15

 A+/Baa1

 JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33

 159,421

 14,679

 5.41

 AAA/Aaa

 Lehman Brothers Small Balance Commercial Mortgage Trust 2006-3, Floating Rate Note, 12/25/36 (144A)

 14,784

 27,107

 1.05

 AAA/Aaa

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A2, Floating Rate Note, 10/25/37 (144A)

 27,023

 138,900

 0.45

 AAA/Aa1

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)

 123,621

 194,801

 B-/NR

 MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34

 198,747

 266,651

 0.66

 AA+/Ba3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, Floating Rate Note, 3/25/30

 253,379

 831,919

 BBB-/Baa3

 RALI Series 2003-QR24 Trust, 4.0%, 7/25/33

 856,389

 109,214

 0.78

 A+/A2

 RAMP Series 2004-SL1 Trust, Floating Rate Note, 10/25/31

 79,128

 185,153

 BBB/NR

 Residential Asset Securitization Trust 2004-A8, 5.25%, 11/25/34

 188,076

 284,002

 CCC/NR

 Residential Asset Securitization Trust 2005-A9, 5.5%, 7/25/35

 286,178

 173,500

 0.88

 AA+/A2

 Structured Asset Mortgage Investments II Trust 2004-AR8, Floating Rate Note, 5/19/35

 169,009

 350,000

 BB/B1

 Timberstar Trust, 7.53%, 10/15/36 (144A)

 362,321

 356,638

 2.50

 BBB/NR

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 3/25/35

 354,224

 375,000

 NR/Aaa

 Wells Fargo Commercial Mortgage Trust 2012-LC5, 3.539%, 10/15/45

 396,232

 160,438

 BB+/Ba2

 Wells Fargo Mortgage Backed Securities 2005-9 Trust, 5.5%, 10/25/35

 163,612

 214,880

 2.64

 NR/Ba2

 Wells Fargo Mortgage Backed Securities 2006-AR6 Trust, Floating Rate Note, 3/25/36

 213,177

 $

 6,442,360

 Total Banks

 $

 6,442,360

 Diversified Financials - 0.8%

 Other Diversified Financial Services - 0.8%

 170,462

 5.07

 BBB+/NR

 Banc of America Mortgage 2005-H Trust, Floating Rate Note, 9/25/35

 $

 170,570

 86,632

 A+/NR

 Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35

 88,788

 333,000

 1.50

 AA-/NR

 Del Coronado Trust, Floating Rate Note, 3/15/26 (144A)

 333,025

 300,000

 5.49

 NR/A2

 LSTAR Commercial Mortgage Trust, Floating Rate Note, 6/25/43 (144A)

 323,866

 46,942

 2.52

 BBB+/NR

 Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2, Floating Rate Note, 2/25/35

 47,635

 202,049

 2.52

 A+/NR

 Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2, Floating Rate Note, 2/25/35

 203,064

 682,765

 NR/B1

 RALI Series 2004-QS13 Trust, 5.0%, 9/25/19

 701,912

 108,162

 0.80

 BB+/Ba3

 RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34

 103,660

 166,811

 3.00

 BB+/Ba2

 Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34

 162,707

 128,150

 2.57

 BBB-/B3

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 1/25/35

 123,940

 176,281

 2.79

 A+/Ba2

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 9/25/34

 176,781

 $

 2,435,948

 Total Diversified Financials

 $

 2,435,948

 Real Estate - 0.1%

 Mortgage REIT's - 0.1%

 109,000

 3.82

 NR/NR

 FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)

 $

 115,404

 Total Real Estate

 $

 115,404

 Government - 0.8%

 Government - 0.8%

 31,476

 AA+/AAA

 Fannie Mae Benchmark REMIC, 5.45%, 12/25/20

 $

 31,911

 50,817

 AA+/AAA

 Fannie Mae REMICS, 5.5%, 10/25/32

 50,924

 132,298

 0.52

 AA+/AAA

 Fannie Mae REMICS, Floating Rate Note, 11/25/36

 132,833

 216,406

 4.21

 AA+/AAA

 Fannie Mae REMICS, Floating Rate Note, 3/25/39

 226,074

 211,586

 0.50

 AA+/AAA

 Fannie Mae REMICS, Floating Rate Note, 4/25/36

 211,901

 521,804

 0.65

 AA+/AAA

 Fannie Mae REMICS, Floating Rate Note, 7/25/41

 526,853

 104,730

 0.75

 AA+/AAA

 Fannie Mae REMICS, Floating Rate Note, 9/25/37

 105,666

 781,559

 AA+/AAA

 Freddie Mac REMICS, 3.5%, 11/15/25

 861,013

 77,134

 AA+/AAA

 Freddie Mac REMICS, 5.0%, 6/15/34

 79,535

 88,141

 0.90

 AA+/AAA

 Freddie Mac REMICS, Floating Rate Note, 2/15/24

 88,406

 66,870

 0.70

 AA+/AAA

 Government National Mortgage Association, Floating Rate Note, 11/20/30

 67,763

 $

 2,382,879

 Total Government

 $

 2,382,879

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $11,033,595)

 $

 11,376,591

 CORPORATE BONDS - 21.5%

 Energy - 2.3%

 Oil & Gas Drilling - 0.2%

 225,000

 BBB+/Baa1

 Pride International, Inc., 6.875%, 8/15/20

 $

 285,954

 250,000

 BBB-/Baa3

 Transocean, Inc., 6.375%, 12/15/21

 299,455

 $

 585,409

 Oil & Gas Equipment & Services - 0.2%

 355,000

 BBB-/Baa2

 Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19

 $

 469,407

 Oil & Gas Exploration & Production - 0.3%

 175,000

 BBB+/Baa1

 Canadian Natural Resources, Ltd., 5.9%, 2/1/18

 $

 208,731

 200,000

 NR/A1

 Dolphin Energy, Ltd., 5.5%, 12/15/21 (144A)

 237,000

 400,000

 BBB-/Baa3

 Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22 (144A)

 402,500

 $

 848,231

 Oil & Gas Refining & Marketing - 0.5%

 360,000

 A/A2

 Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)

 $

 436,573

 525,000

 BBB/Baa2

 Spectra Energy Capital LLC, 6.2%, 4/15/18

 635,365

 370,000

 BBB/Baa2

 Valero Energy Corp., 9.375%, 3/15/19

 508,521

 $

 1,580,459

 Oil & Gas Storage & Transportation - 1.1%

 90,000

 BBB-/Baa2

 Boardwalk Pipelines LP, 5.5%, 2/1/17

 $

 100,520

 125,000

 BBB-/Baa3

 Buckeye Partners LP, 6.05%, 1/15/18

 142,308

 385,000

 BBB/Baa2

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 508,515

 400,000

 7.00

 BBB-/Baa2

 Enterprise Products Operating LLC, Floating Rate Note, 6/1/67

 432,000

 550,000

 BBB/Baa2

 Kinder Morgan Energy Partners LP, 5.95%, 2/15/18

 660,352

 450,000

 BBB/Baa2

 Plains All American Pipeline LP, 6.125%, 1/15/17

 528,212

 425,000

 A/A3

 Questar Pipeline Co., 5.83%, 2/1/18

 496,696

 200,000

 BBB/Baa2

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 235,555

 242,000

 BBB-/Baa3

 The Williams Companies, Inc., 7.75%, 6/15/31

 308,760

 $

 3,412,918

 Total Energy

 $

 6,896,424

 Materials - 1.0%

 Industrial Gases - 0.1%

 460,000

 BBB/Baa2

 Airgas, Inc., 2.85%, 10/1/13

 $

 464,411

 Specialty Chemicals - 0.1%

 200,000

 BBB/Baa2

 Cytec Industries, Inc., 3.5%, 4/1/23

 $

 204,865

 Construction Materials - 0.0%

 125,000

 BBB/Baa2

 Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)

 $

 146,832

 Aluminum - 0.1%

 180,000

 BBB-/Baa3

 Alcoa, Inc., 6.15%, 8/15/20

 $

 196,215

 Diversified Metals & Mining - 0.5%

 450,000

 BBB-/Baa2

 AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20

 $

 471,761

 150,000

 BBB/Baa3

 Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23 (144A)

 151,198

 350,000

 BB+/Ba1

 Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20 (144A)

 336,672

 425,000

 A-/Baa2

 Vale Canada, Ltd., 7.2%, 9/15/32

 507,431

 $

 1,467,062

 Steel - 0.2%

 230,000

 BB+/Ba1

 ArcelorMittal, 6.125%, 6/1/18

 $

 251,941

 195,000

 BB+/Ba2

 Commercial Metals Co., 7.35%, 8/15/18

 215,475

 $

 467,416

 Total Materials

 $

 2,946,801

 Capital Goods - 1.0%

 Aerospace & Defense - 0.1%

 250,000

 A-/A2

 Precision Castparts Corp., 1.25%, 1/15/18

 $

 251,162

 Building Products - 0.2%

 520,000

 BBB-/Ba3

 Masco Corp., 7.125%, 3/15/20

 $

 605,667

 Industrial Conglomerates - 0.2%

 536,000

 A/A2

 Cargill, Inc., 4.307%, 5/14/21 (144A)

 $

 603,371

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 250,000

 A/A3

 Cummins, Inc., 5.65%, 3/1/98

 $

 265,208

 130,000

 A/A3

 Cummins, Inc., 6.75%, 2/15/27

 165,593

 $

 430,801

 Industrial Machinery - 0.1%

 150,000

 BBB-/Baa3

 Valmont Industries, Inc., 6.625%, 4/20/20

 $

 179,001

 Trading Companies & Distributors - 0.3%

 875,000

 BB+/NR

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 $

 976,930

 Total Capital Goods

 $

 3,046,932

 Transportation - 0.2%

 Airlines - 0.0%

 4,663

 BBB+/Baa2

 Continental Airlines 1998-1 Class A Pass Through Trust, 6.648%, 9/15/17

 $

 5,050

 86,933

 A-/Baa2

 Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19

 95,409

 $

 100,459

 Trucking - 0.2%

 435,000

 BBB-/Baa2

 Asciano Finance, Ltd., 5.0%, 4/7/18 (144A)

 $

 478,587

 Total Transportation

 $

 579,046

 Automobiles & Components - 0.0%

 Automobile Manufacturers - 0.0%

 55,000

 BBB+/Baa1

 Hyundai Motor Manufacturing Czech sro, 4.5%, 4/15/15 (144A)

 $

 58,092

 70,000

 BBB+/A3

 Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)

 74,444

 $

 132,536

 Total Automobiles & Components

 $

 132,536

 Consumer Services - 0.4%

 Hotels, Resorts & Cruise Lines - 0.1%

 240,000

 BBB/Baa2

 Marriott International, Inc. Delaware, 3.25%, 9/15/22

 $

 244,082

 Education Services - 0.3%

 250,000

 AAA/Aaa

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 $

 351,060

 300,000

 AAA/Aaa

 The Board of Trustees of The Leland Stanford Junior University, 4.75%, 5/1/19

 358,011

 250,000

 A+/A1

 The George Washington University, 1.827%, 9/15/17

 256,434

 $

 965,505

 Total Consumer Services

 $

 1,209,587

 Media - 0.5%

 Broadcasting - 0.2%

 512,000

 BBB+/Baa1

 News America, Inc., 7.3%, 4/30/28

 $

 661,520

 Cable & Satellite - 0.3%

 125,000

 BBB+/Baa1

 British Sky Broadcasting Group Plc, 6.1%, 2/15/18 (144A)

 $

 149,171

 400,000

 BBB/Baa2

 Time Warner Cable, Inc., 5.0%, 2/1/20

 461,830

 100,000

 BBB/Baa2

 Time Warner Cable, Inc., 8.25%, 4/1/19

 131,231

 50,000

 BBB/Baa2

 Time Warner Cable, Inc., 8.75%, 2/14/19

 66,853

 $

 809,085

 Total Media

 $

 1,470,605

 Retailing - 0.2%

 Internet Retail - 0.2%

 425,000

 BBB-/Ba1

 Expedia, Inc., 5.95%, 8/15/20

 $

 476,174

 Total Retailing

 $

 476,174

 Food & Staples Retailing - 0.1%

 Drug Retail - 0.1%

 183,491

 BBB+/Baa2

 CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)

 $

 209,085

 118,219

 BBB+/Baa2

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 140,681

 $

 349,766

 Total Food & Staples Retailing

 $

 349,766

 Food, Beverage & Tobacco - 0.3%

 Brewers - 0.0%

 55,000

 A/A3

 Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19

 $

 72,553

 Soft Drinks - 0.1%

 200,000

 BBB/A3

 Coca-Cola Enterprises, Inc., 4.5%, 9/1/21

 $

 228,686

 Agricultural Products - 0.1%

 410,000

 BBB/Baa2

 Viterra, Inc., 5.95%, 8/1/20 (144A)

 $

 447,302

 Packaged Foods & Meats - 0.1%

 250,000

 BBB/Baa2

 Kraft Foods Group, Inc., 3.5%, 6/6/22

 $

 266,544

 Total Food, Beverage & Tobacco

 $

 1,015,085

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 200,000

 BBB-/Baa2

 Avon Products, Inc., 5.0%, 3/15/23

 $

 217,609

 Total Household & Personal Products

 $

 217,609

 Health Care Equipment & Services - 0.1%

 Health Care Services - 0.1%

 230,000

 BBB+/Baa3

 Express Scripts Holding Co., 3.125%, 5/15/16

 $

 243,446

 Managed Health Care - 0.0%

 100,000

 A-/Baa2

 WellPoint, Inc., 3.3%, 1/15/23

 $

 103,138

 Total Health Care Equipment & Services

 $

 346,584

 Pharmaceuticals, Biotechnology & Life Sciences - 0.1%

 Biotechnology - 0.1%

 285,000

 AA-/A1

 Genzyme Corp., 3.625%, 6/15/15

 $

 303,347

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 303,347

 Banks - 2.8%

 Diversified Banks - 0.9%

 270,000

 A+/A2

 Barclays Bank Plc, 5.2%, 7/10/14

 $

 284,188

 705,000

 BBB+/Baa3

 Barclays Bank Plc, 6.05%, 12/4/17 (144A)

 798,148

 200,000

 AA-/Aa2

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22

 217,218

 200,000

 A+/Aa3

 HSBC Holdings Plc, 4.875%, 1/14/22

 233,933

 250,000

 BBB+/Baa2

 Intesa Sanpaolo S.p.A., 3.125%, 1/15/16

 249,909

 200,000

 BBB+/Baa2

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)

 217,672

 250,000

 BBB/A3

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 285,410

 250,000

 A/Baa1

 Nordea Bank AB, 4.25%, 9/21/22 (144A)

 263,380

 250,000

 6.38

 A-/A3

 Northgroup Preferred Capital Corp., Floating Rate Note, 1/29/49 (Perpetual) (144A)

 256,250

 $

 2,806,108

 Regional Banks - 1.9%

 138,000

 A-/A2

 BB&T Corp., 1.6%, 8/15/17

 $

 139,867

 250,000

 A-/A2

 BB&T Corp., 5.7%, 4/30/14

 263,098

 250,000

 A/A2

 HSBC Bank USA NA New York NY, 6.0%, 8/9/17

 293,064

 875,000

 BBB+/Baa1

 KeyBank NA Cleveland Ohio, 5.8%, 7/1/14

 926,600

 250,000

 BBB+/Baa1

 KeyCorp, 6.5%, 5/14/13

 250,484

 450,000

 A/A1

 Mellon Funding Corp., 5.5%, 11/15/18

 531,902

 850,000

 BBB-/Baa2

 Sovereign Bank, 8.75%, 5/30/18

 1,028,186

 1,000,000

 8.25

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note, 5/29/49 (Perpetual)

 1,002,008

 1,100,000

 6.75

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note, 7/29/49 (Perpetual)

 1,263,342

 $

 5,698,551

 Total Banks

 $

 8,504,659

 Diversified Financials - 4.6%

 Other Diversified Financial Services - 1.5%

 290,000

 BBB+/Baa2

 Alterra Finance LLC, 6.25%, 9/30/20

 $

 344,446

 200,000

 A-/NR

 Carlyle Holdings Finance LLC, 3.875%, 2/1/23 (144A)

 208,573

 200,000

 A-/NR

 Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)

 203,576

 250,000

 AA+/A1

 General Electric Capital Corp., 5.625%, 9/15/17

 293,449

 420,000

 AA+/A1

 General Electric Capital Corp., 6.75%, 3/15/32

 549,321

 200,000

 BBB+/Baa1

 Hyundai Capital Services, Inc., 3.5%, 9/13/17 (144A)

 213,260

 100,000

 BBB+/Baa1

 Hyundai Capital Services, Inc., 6.0%, 5/5/15 (144A)

 108,835

 2,050,000

 7.90

 BBB/Ba1

 JPMorgan Chase & Co., Floating Rate Note (Perpetual)

 2,387,549

 300,000

 A-/NR

 KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)

 298,579

 $

 4,607,588

 Specialized Finance - 0.3%

 600,000

 BBB-/WR

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 $

 625,960

 150,000

 BBB+/Baa1

 Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (144A)

 161,017

 $

 786,977

 Consumer Finance - 1.0%

 260,000

 A+/A1

 American Honda Finance Corp., 6.7%, 10/1/13 (144A)

 $

 266,573

 360,000

 BBB/Baa1

 Capital One Bank USA NA, 8.8%, 7/15/19

 489,539

 500,000

 BB+/Baa3

 Ford Motor Credit Co. LLC, 3.875%, 1/15/15

 520,271

 1,000,000

 BB+/Baa3

 Ford Motor Credit Co. LLC, 4.25%, 2/3/17

 1,076,816

 200,000

 BBB+/Baa1

 Hyundai Capital America, 4.0%, 6/8/17 (144A)

 215,061

 265,000

 4.00

 BBB-/Ba1

 SLM Corp., Floating Rate Note, 7/25/14

 267,782

 275,000

 CCC+/Caa1

 Springleaf Finance Corp., 6.9%, 12/15/17

 286,172

 $

 3,122,214

 Asset Management & Custody Banks - 0.2%

 210,000

 A/A3

 Ameriprise Financial, Inc., 5.3%, 3/15/20

 $

 252,385

 100,000

 AA-/A1

 Franklin Resources, Inc., 3.125%, 5/20/15

 104,918

 220,000

 A+/A1

 State Street Corp., 4.3%, 5/30/14

 229,362

 $

 586,665

 Investment Banking & Brokerage - 1.6%

 1,060,000

 4.00

 BB+/Ba2

 Goldman Sachs Capital II, Floating Rate Note, 6/1/43

 $

 904,180

 550,000

 BBB/Baa3

 Jefferies Group LLC, 5.125%, 4/13/18

 609,297

 385,000

 BBB/Baa3

 Jefferies Group LLC, 6.875%, 4/15/21

 459,431

 250,000

 BBB/A3

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 279,225

 235,000

 BBB/A3

 Macquarie Group, Ltd., 7.625%, 8/13/19 (144A)

 286,841

 750,000

 A-/Baa1

 Morgan Stanley, 4.0%, 9/22/20 (Step)

 753,502

 250,000

 A-/Baa1

 Morgan Stanley, 5.5%, 1/26/20

 290,884

 250,000

 BBB/Baa2

 Raymond James Financial, Inc., 5.625%, 4/1/24

 289,101

 825,000

 NR/Baa3

 Scottrade Financial Services, Inc., 6.125%, 7/11/21 (144A)

 857,173

 $

 4,729,634

 Total Diversified Financials

 $

 13,833,078

 Insurance - 3.1%

 Insurance Brokers - 0.1%

 250,000

 BBB-/Baa3

 Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)

 $

 288,741

 Life & Health Insurance - 1.0%

 420,000

 BBB/WR

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 $

 524,455

 160,000

 A-/Baa2

 Lincoln National Corp., 8.75%, 7/1/19

 217,990

 280,000

 6.05

 BBB/Ba1

 Lincoln National Corp., Floating Rate Note, 4/20/67

 283,500

 365,000

 BBB/Baa2

 MetLife, Inc., 10.75%, 8/1/39

 580,350

 220,000

 BBB+/A3

 Principal Financial Group, Inc., 3.3%, 9/15/22

 229,465

 335,000

 A-/Baa2

 Protective Life Corp., 7.375%, 10/15/19

 420,854

 250,000

 A/Baa2

 Prudential Financial, Inc., 4.5%, 11/16/21

 282,574

 200,000

 5.62

 BBB+/Baa3

 Prudential Financial, Inc., Floating Rate Note, 6/15/43

 210,000

 150,000

 5.88

 BBB+/Baa3

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 162,093

 $

 2,911,281

 Multi-line Insurance - 0.7%

 250,000

 BBB/A3

 AXA SA, 8.6%, 12/15/30

 $

 322,264

 250,000

 BBB-/Baa3

 Genworth Holdings, Inc., 4.95%, 10/1/15

 268,122

 350,000

 BBB-/Baa3

 Genworth Holdings, Inc., 7.2%, 2/15/21

 422,577

 250,000

 BBB-/Baa3

 Genworth Holdings, Inc., 7.625%, 9/24/21

 313,541

 500,000

 BBB-/Baa2

 Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)

 530,189

 200,000

 A+/A2

 Loews Corp., 5.25%, 3/15/16

 223,368

 $

 2,080,061

 Property & Casualty Insurance - 0.7%

 200,000

 BBB-/Baa2

 OneBeacon US Holdings, Inc., 4.6%, 11/9/22

 $

 211,611

 200,000

 A/Baa1

 QBE Insurance Group, Ltd., 2.4%, 5/1/18 (144A)

 201,286

 280,000

 BBB/Baa3

 Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)

 315,150

 250,000

 7.51

 BB+/Ba2

 Sirius International Group, Ltd., Floating Rate Note, 5/29/49 (Perpetual) (144A)

 264,616

 200,000

 6.50

 BBB/Baa1

 The Allstate Corp., Floating Rate Note, 5/15/57

 223,400

 400,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.5%, 3/1/20

 474,877

 100,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.625%, 10/15/25

 124,903

 250,000

 6.50

 BBB-/Ba1

 XL Group Plc, Floating Rate Note, 12/29/49 (Perpetual)

 245,625

 $

 2,061,468

 Reinsurance - 0.6%

 260,000

 BBB/NR

 Montpelier Re Holdings, Ltd., 4.7%, 10/15/22

 $

 271,597

 250,000

 9.00

 BB/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 262,950

 450,000

 BBB/NR

 Platinum Underwriters Finance, Inc., 7.5%, 6/1/17

 521,020

 275,000

 A-/Baa1

 Reinsurance Group of America, Inc., 6.45%, 11/15/19

 334,034

 265,000

 6.75

 BBB-/Baa3

 Reinsurance Group of America, Inc., Floating Rate Note, 12/15/65

 269,638

 240,000

 BBB+/Baa2

 Validus Holdings, Ltd., 8.875%, 1/26/40

 336,153

 $

 1,995,392

 Total Insurance

 $

 9,336,943

 Real Estate - 2.0%

 Diversified REIT's - 0.3%

 140,000

 BBB/Baa2

 Digital Realty Trust LP, 4.5%, 7/15/15

 $

 149,333

 60,000

 BBB/Baa2

 Digital Realty Trust LP, 5.875%, 2/1/20

 70,159

 250,000

 BBB/Baa2

 Goodman Funding Pty, Ltd., 6.0%, 3/22/22 (144A)

 290,625

 285,000

 BBB/Baa2

 Goodman Funding Pty, Ltd., 6.375%, 4/15/21 (144A)

 334,621

 $

 844,738

 Office REIT's - 0.4%

 110,000

 BBB-/Baa2

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 $

 121,351

 65,000

 BBB-/Baa3

 BioMed Realty LP, 4.25%, 7/15/22

 69,621

 250,000

 A-/Baa2

 Boston Properties LP, 3.85%, 2/1/23

 270,342

 250,000

 BBB-/Baa3

 Highwoods Realty LP, 3.625%, 1/15/23

 250,788

 85,000

 BBB/Baa2

 Mack-Cali Realty LP, 4.5%, 4/18/22

 92,367

 500,000

 BBB/Baa2

 Mack-Cali Realty LP, 5.125%, 2/15/14

 515,014

 50,000

 BBB/Baa2

 Mack-Cali Realty LP, 7.75%, 8/15/19

 63,908

 $

 1,383,391

 Retail REIT's - 0.3%

 245,000

 BBB-/Baa3

 DDR Corp., 7.5%, 4/1/17

 $

 294,135

 435,000

 BBB/Baa2

 Tanger Properties LP, 6.15%, 11/15/15

 491,357

 $

 785,492

 Specialized REIT's - 0.9%

 50,000

 BBB-/Baa3

 CubeSmart LP, 4.8%, 7/15/22

 $

 55,873

 700,000

 BBB/Baa2

 Health Care Real Estate Investment Trust, Inc., 6.2%, 6/1/16

 802,963

 210,000

 BBB-/Baa3

 Healthcare Realty Trust, Inc., 6.5%, 1/17/17

 242,296

 250,000

 BBB-/Baa2

 Hospitality Properties Trust, 5.0%, 8/15/22

 271,531

 475,000

 BBB-/Baa2

 Hospitality Properties Trust, 7.875%, 8/15/14

 499,012

 382,000

 BBB-/Baa3

 Senior Housing Properties Trust, 6.75%, 4/15/20

 444,139

 270,000

 BBB/Baa2

 Ventas Realty LP, 4.75%, 6/1/21

 304,255

 $

 2,620,069

 Diversified Real Estate Activities - 0.1%

 235,000

 A-/A2

 WEA Finance LLC, 7.125%, 4/15/18 (144A)

 $

 292,141

 Total Real Estate

 $

 5,925,831

 Software & Services - 0.0%

 Data Processing & Outsourced Services - 0.0%

 44,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 $

 46,750

 Total Software & Services

 $

 46,750

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductor Equipment - 0.1%

 185,000

 BBB/Baa1

 KLA-Tencor Corp., 6.9%, 5/1/18

 $

 222,726

 Total Semiconductors & Semiconductor Equipment

 $

 222,726

 Telecommunication Services - 1.4%

 Integrated Telecommunication Services - 1.0%

 360,000

 A-/A3

 AT&T, Inc., 2.95%, 5/15/16

 $

 381,388

 350,000

 BBB+/A3

 France Telecom SA, 4.375%, 7/8/14

 364,327

 225,000

 NR/A2

 GTP Acquisition Partners I LLC, 4.347%, 6/15/16 (144A)

 239,200

 340,000

 NR/A2

 GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)

 355,137

 300,000

 BBB/Baa3

 Telecom Italia Capital SA, 5.25%, 11/15/13

 306,150

 500,000

 BBB/Baa3

 Telecom Italia Capital SA, 7.175%, 6/18/19

 592,071

 350,000

 BBB/Baa2

 Telefonica Emisiones SAU, 5.462%, 2/16/21

 385,768

 300,000

 BBB/Baa2

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 342,265

 97,000

 A-/A3

 Verizon Communications, Inc., 8.75%, 11/1/18

 131,041

 $

 3,097,347

 Wireless Telecommunication Services - 0.4%

 240,000

 NR/A2

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 $

 276,992

 250,000

 NR/A2

 Crown Castle Towers LLC, 5.495%, 1/15/17 (144A)

 286,138

 140,000

 NR/A2

 Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)

 172,035

 500,000

 A-/A3

 Vodafone Group Plc, 5.375%, 1/30/15

 540,288

 $

 1,275,453

 Total Telecommunication Services

 $

 4,372,800

 Utilities - 1.2%

 Electric Utilities - 0.8%

 225,000

 A-/A3

 Commonwealth Edison Co., 6.15%, 9/15/17

 $

 272,154

 250,000

 5.25

 BBB+/A3

 Electricite de France SA, Floating Rate Note, 1/29/49 (Perpetual) (144A)

 251,468

 270,000

 BBB+/Baa2

 Enel Finance International NV, 5.125%, 10/7/19 (144A)

 293,728

 111,069

 BB/Baa3

 FPL Energy American Wind LLC, 6.639%, 6/20/23 (144A)

 107,228

 48,600

 B/Ba2

 FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)

 41,796

 200,000

 BB+/Baa3

 Israel Electric Corp, Ltd., 6.7%, 2/10/17 (144A)

 224,000

 200,000

 BB+/Baa3

 Israel Electric Corp, Ltd., 7.25%, 1/15/19 (144A)

 233,500

 125,000

 BBB+/Baa1

 Nevada Power Co., 6.5%, 8/1/18

 155,704

 95,105

 NR/WR

 Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A)

 93,203

 275,000

 BBB/Baa3

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 343,724

 250,000

 BBB+/A3

 West Penn Power Co., 5.95%, 12/15/17 (144A)

 294,205

 $

 2,310,710

 Gas Utilities - 0.1%

 250,000

 A+/Aa3

 Southern California Gas Co., 5.125%, 11/15/40

 $

 313,604

 Multi-Utilities - 0.2%

 615,000

 BBB+/Baa1

 New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)

 $

 692,884

 Independent Power Producers & Energy Traders - 0.1%

 88,967

 BBB-/NR

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 97,234

 223,000

 BB+/Ba1

 NSG Holdings LLC, 7.75%, 12/15/25 (144A)

 239,725

 $

 336,959

 Total Utilities

 $

 3,654,157

 TOTAL CORPORATE BONDS

 (Cost $56,572,197)

 $

 64,887,440

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.8%

 965,046

 AAA/Aaa

 Fannie Mae, 4.0%, 2/1/41

 $

 1,033,269

 71,959

 AAA/Aaa

 Fannie Mae, 4.5%, 11/1/20

 77,337

 1,139,683

 AAA/Aaa

 Fannie Mae, 4.5%, 4/1/41

 1,231,292

 20,044

 AAA/Aaa

 Fannie Mae, 5.0%, 12/1/17

 21,569

 68,203

 AAA/Aaa

 Fannie Mae, 5.0%, 5/1/18

 72,984

 125,251

 AAA/Aaa

 Fannie Mae, 5.0%, 6/1/37

 135,619

 289,764

 AAA/Aaa

 Fannie Mae, 5.5%, 10/1/35

 316,957

 41,207

 AAA/Aaa

 Fannie Mae, 5.5%, 12/1/34

 45,628

 170,358

 AAA/Aaa

 Fannie Mae, 5.5%, 12/1/35

 186,346

 170,312

 AAA/Aaa

 Fannie Mae, 5.5%, 12/1/35

 186,296

 14,120

 AAA/Aaa

 Fannie Mae, 5.5%, 2/1/18

 15,139

 170,404

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/23

 185,664

 14,457

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/34

 15,904

 168,227

 AAA/Aaa

 Fannie Mae, 5.5%, 5/1/37

 182,964

 671,778

 AAA/Aaa

 Fannie Mae, 5.5%, 5/1/38

 730,624

 9,041

 AAA/Aaa

 Fannie Mae, 5.5%, 7/1/23

 9,912

 18,898

 AAA/Aaa

 Fannie Mae, 5.5%, 8/1/14

 19,126

 8,020

 AAA/Aaa

 Fannie Mae, 5.5%, 9/1/17

 8,578

 8,337

 AAA/Aaa

 Fannie Mae, 6.0%, 1/1/29

 9,322

 107,404

 AAA/Aaa

 Fannie Mae, 6.0%, 10/1/37

 117,537

 76,429

 AAA/Aaa

 Fannie Mae, 6.0%, 12/1/33

 85,838

 68,474

 AAA/Aaa

 Fannie Mae, 6.0%, 12/1/37

 74,934

 10,325

 AAA/Aaa

 Fannie Mae, 6.0%, 3/1/33

 11,596

 8,537

 AAA/Aaa

 Fannie Mae, 6.0%, 8/1/32

 9,587

 2,763

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/29

 3,089

 754

 AAA/Aaa

 Fannie Mae, 6.5%, 1/1/15

 775

 20,020

 AAA/Aaa

 Fannie Mae, 6.5%, 10/1/32

 23,207

 33,809

 AAA/Aaa

 Fannie Mae, 6.5%, 12/1/21

 37,559

 36,897

 AAA/Aaa

 Fannie Mae, 6.5%, 4/1/29

 42,673

 73,283

 AAA/Aaa

 Fannie Mae, 6.5%, 5/1/32

 83,964

 6,634

 AAA/Aaa

 Fannie Mae, 6.5%, 7/1/29

 6,932

 49,560

 AAA/Aaa

 Fannie Mae, 6.5%, 9/1/32

 56,033

 86,319

 AAA/Aaa

 Fannie Mae, 7.0%, 1/1/36

 102,610

 50,887

 AAA/Aaa

 Fannie Mae, 7.0%, 10/1/19

 56,791

 1,522

 AAA/Aaa

 Fannie Mae, 8.0%, 10/1/30

 1,884

 3,883

 AAA/Aaa

 Fannie Mae, 8.0%, 2/1/29

 4,519

 8,266

 AAA/Aaa

 Fannie Mae, 8.0%, 3/1/31

 9,882

 1,732

 AAA/Aaa

 Fannie Mae, 8.0%, 4/1/20

 1,951

 530

 AAA/Aaa

 Fannie Mae, 8.0%, 4/1/30

 633

 440

 AAA/Aaa

 Fannie Mae, 8.0%, 5/1/31

 513

 608

 AAA/Aaa

 Fannie Mae, 8.0%, 7/1/30

 721

 583,622

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.0%, 1/1/41

 623,404

 979,096

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.0%, 1/1/42

 1,045,835

 674,749

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 5/1/39

 729,447

 510,887

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 5/1/40

 547,433

 483,315

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 5/1/41

 518,870

 86,591

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 93,392

 208,799

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 8/1/37

 224,153

 19,963

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 10/1/16

 21,205

 74,366

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 80,857

 96,610

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/38

 105,302

 140,146

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 10/1/38

 152,667

 76,996

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/33

 85,728

 32,317

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 36,217

 76,302

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 10/1/46

 85,569

 118,868

 2.64

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/35

 127,055

 151,102

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 2/15/18

 164,183

 146,796

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 2/15/18

 159,504

 443,148

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 8/15/19

 483,452

 29,944

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/33

 32,961

 34,056

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/33

 38,552

 43,159

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/33

 49,289

 231

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/14

 238

 55

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/13

 55

 52,912

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/34

 60,295

 349,316

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/38

 395,789

 36,924

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/28

 43,157

 59,698

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 12/15/32

 68,490

 82,979

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/31

 94,228

 62,808

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/33

 71,947

 59,151

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 70,348

 4,357

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/28

 5,215

 755

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 8/15/28

 904

 5,950

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 1/15/30

 6,148

 3,578

 AAA/Aaa

 Government National Mortgage Association I, 8.0%, 2/15/30

 3,651

 91,739

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 2/20/34

 101,553

 174,302

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 4/20/35

 192,066

 119,422

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 11/20/28

 143,700

 4,234

 AAA/Aaa

 Government National Mortgage Association II, 7.5%, 9/20/29

 5,325

 500,000

 AA+/NR

 Tennessee Valley Authority, 6.25%, 12/15/17

 621,514

 1,020,000

 AA+/Aaa

 U.S. Treasury Bonds, 5.25%, 11/15/28

 1,415,568

 525,000

 AA+/Aaa

 U.S. Treasury Bonds, 5.375%, 2/15/31

 750,258

 100,000

 AA+/Aaa

 U.S. Treasury Notes, 2.625%, 11/15/20

 110,250

 1,750,000

 AA+/Aaa

 U.S. Treasury Notes, 3.125%, 5/15/19

 1,983,516

 550,000

 AA+/Aaa

 U.S. Treasury Notes, 3.375%, 11/15/19

 634,262

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $16,065,102)

 $

 17,401,310

 FOREIGN GOVERNMENT BONDS - 0.1%

 EURO

 225,000

 NR/Aa1

 France Government Bond OAT, 4.0%, 4/25/14

 $

 307,394

 EURO

 75,000

 NR/Baa2

 Italy Buoni Poliennali Del Tesoro, 4.75%, 8/1/23

 106,017

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $449,868)

 $

 413,411

 MUNICIPAL BONDS - 1.3%

 Municipal Airport - 0.2%

 250,000

 BBB/Baa1

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 283,152

 400,000

 NR/A2

 Massachusetts Port Authority, 5.0%, 7/1/16

 439,644

 $

 722,796

 Municipal General - 0.2%

 100,000

 BBB-/Baa2

 Central Texas Regional Mobility Authority, 0.0%, 1/1/25

 $

 61,007

 200,000

 AA/A2

 JobsOhio Beverage System, 3.985%, 1/1/29

 208,710

 270,000

 AA/Aa2

 State of Ohio, 3.0%, 6/15/15

 282,452

 $

 552,169

 Higher Municipal Education - 0.6%

 600,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 $

 715,980

 100,000

 AAA/Aaa

 Missouri State Health & Educational Facilities Authority, 5.0%, 11/15/39

 118,376

 550,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 641,773

 200,000

 AA/Aa1

 University of California, 4.062%, 5/15/33

 200,686

 $

 1,676,815

 Municipal Medical - 0.0%

 100,000

 AAA/Aaa

 Missouri State Health & Educational Facilities Authority, 3.685%, 2/15/47

 $

 99,792

 Municipal Power - 0.1%

 250,000

 AA-/Aa1

 Energy Northwest, 5.0%, 7/1/35

 $

 288,728

 Municipal Utilities - 0.0%

 150,000

 AAA/Aaa

 Washington Suburban Sanitary Commission, 4.0%, 6/1/30

 $

 169,090

 Municipal Obligation - 0.2%

 420,000

 A/A1

 State of California, 6.2%, 3/1/19

 $

 514,458

 TOTAL MUNICIPAL BONDS

 (Cost $3,710,995)

 $

 4,023,848

 SENIOR FLOATING RATE LOAN INTERESTS - 0.6%

 Transportation - 0.0%

 Trucking - 0.0%

 115,579

 4.00

 BB/Ba2

 Swift Transportation Co. LLC, Tranche B-2 Term Loan (2013), 12/21/17

 $

 117,674

 Total Transportation

 $

 117,674

 Automobiles & Components - 0.2%

 Automobile Manufacturers - 0.2%

 491,250

 6.00

 BB/Ba1

 Chrysler Group LLC, Tranche B Term Loan, 4/28/17

 $

 499,571

 Total Automobiles & Components

 $

 499,571

 Consumer Services - 0.1%

 Casinos & Gaming - 0.1%

 195,010

 3.75

 BBB-/Ba1

 Penn National Gaming, Inc., Term B Facility Loan, 6/29/18

 $

 197,387

 244,490

 3.20

 BBB-/Ba1

 Scientific Games Corp., Tranche B-1 Term Loan, 6/30/15

 245,956

 $

 443,343

 Total Consumer Services

 $

 443,343

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.1%

 294,000

 5.00

 NR/Baa1

 Kasima LLC, Incremental Term Loan, 3/25/17

 $

 295,102

 Total Diversified Financials

 $

 295,102

 Technology Hardware & Equipment - 0.2%

 Communications Equipment - 0.2%

 488,766

 3.75

 BB/Ba3

 CommScope, Inc., Tranche 2 Term Loan, 1/14/18

 $

 495,792

 Total Technology Hardware & Equipment

 $

 495,792

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $1,824,581)

 $

 1,851,482

 TOTAL INVESTMENT IN SECURITIES - 98.8%

 (Cost $245,179,736) (a)

 $

 297,845,920

 OTHER ASSETS & LIABILITIES - 1.2%

 $

 3,674,559

 TOTAL NET ASSETS - 100.0%

 $

 301,520,479

 *

 Non-income producing security.

 +

 Amount rounds to less than 0.1%.

 NR

 Not rated by either S&P or Moody's.

 WR

 Rating withdrawn by either S&P or Moody's.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 (Perpetual)

 Security with no stated maturity date.

 REIT

 Real Estate Investment Trust

 (A.D.R.)

 American Depositary Receipt.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At April 30, 2013, the value of these securities amounted to $20,946,008 or 6.9% of total net assets.

 (a)

 At April 30, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $245,380,773 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 55,319,909

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (2,854,762)

 Net unrealized gain

 $

 52,465,147

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at period end

 (c)

 Security issued with a zero coupon.  Income is earned through accretion of discount.

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EURO

 Euro

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Preferred stocks

$
1,210,813

$
107,500

$
-

$
1,318,313

 Convertible preferred stock

923,825

-

-

923,825

 Common stocks

192,120,952

-

-

192,120,952

 Asset backed securities

-

3,528,748

-

3,528,748

 Collateralized mortgage obligations

-

11,376,591

-

11,376,591

 Corporate bonds

-

64,887,440

-

64,887,440

 U.S. government and agency obligations

-

17,401,310

-

17,401,310

 Foreign government bond

-

413,411

-

413,411

 Municipal bonds

-

4,023,848

-

4,023,848

 Senior Floating Rate Loan Interests

-

1,851,482

-

1,851,482

 Total

$
194,255,590

$
103,590,330

$
-

$
297,845,920

 Pioneer Government Income Fund

 Schedule of Investments 4/30/13 (unaudited)

 Principal Amount ($)

 Floating

 Rate (d)

 S&P/Moody's

 Ratings

 Value

 ASSET BACKED SECURITIES - 5.6%

 2,000,000

 1.03

 AAA/Aaa

 SLM Student Loan Trust 2004-10, Floating Rate Note, 4/27/26 (144A)

 $

 2,000,000

 378,959

 AA+/Aaa

 Small Business Administration Participation Certificates, 4.2%, 9/1/29

 422,297

 892,389

 AA+/Aaa

 Small Business Administration Participation Certificates, 4.625%, 2/1/25

 994,088

 1,113,868

 AA+/Aaa

 Small Business Administration Participation Certificates, 4.84%, 5/1/25

 1,239,388

 917,180

 AA+/Aaa

 Small Business Administration Participation Certificates, 5.37%, 4/1/28

 1,061,771

 610,113

 AA+/Aaa

 Small Business Administration Participation Certificates, 5.63%, 10/1/28

 706,217

 207,885

 AA+/Aaa

 Small Business Administration Participation Certificates, 5.72%, 1/1/29

 242,186

 339,793

 AA+/Aaa

 Small Business Administration Participation Certificates, 6.14%, 1/1/22

 376,636

 1,106,343

 AA+/Aaa

 Small Business Administration Participation Certificates, 6.02%, 8/1/28

 1,288,698

 639,794

 AA+/Aaa

 Small Business Administration Participation Certificates, 6.22%, 12/1/28

 747,142

 TOTAL ASSET BACKED SECURITIES

 (Cost $8,276,379)

 $

 9,078,423

 COLLATERALIZED MORTGAGE OBLIGATIONS - 19.0%

 1,310,068

 3.38

 NR/NR

 Fannie Mae Grantor Trust 2004-T2, Floating Rate Note, 7/25/43

 $

 1,403,668

 150,000

 NR/NR

 Fannie Mae REMICS, 4.5%, 6/25/29

 166,866

 2,631

 NR/NR

 Fannie Mae REMICS, 5.69%, 1/25/32

 2,632

 695,947

 0.50

 NR/NR

 Fannie Mae REMICS, Floating Rate Note, 12/25/42

 696,219

 4,723,171

 NR/NR

 Fannie Mae-Aces, 4.92%, 7/25/20

 4,745,190

 4,172,956

 6.30

 NR/NR

 Fannie Mae-Aces, Floating Rate Note, 4/25/19

 4,458,261

 182,505

 NR/NR

 Freddie Mac REMICS, 5.0%, 6/15/34

 188,185

 36,982

 NR/NR

 Freddie Mac REMICS, 5.5%, 2/15/33

 36,979

 277,907

 0.60

 NR/NR

 Freddie Mac REMICS, Floating Rate Note, 12/15/20

 279,714

 2,997,208

 AAA/Aaa

 Government National Mortgage Association, 3.025%, 2/16/30

 3,046,029

 88,769

 AAA/Aaa

 Government National Mortgage Association, 4.175%, 1/16/38

 90,679

 112,068

 AAA/Aaa

 Government National Mortgage Association, 5.25%, 8/16/35

 132,555

 651,227

 AAA/Aaa

 Government National Mortgage Association, 6.0%, 6/16/32

 732,242

 2,000,000

 4.82

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 1/16/50

 2,227,610

 9,710,495

 0.56

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 11/16/51

 372,262

 7,601,214

 1.82

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 11/16/52

 615,349

 282,455

 0.65

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 12/16/29

 285,152

 3,000,000

 5.14

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 12/16/36

 3,240,174

 883,953

 5.12

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 12/16/46

 926,396

 10,360,406

 1.10

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 2/16/52

 486,566

 1,775,246

 1.03

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 2/16/53

 155,011

 1,478,755

 1.05

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 3/16/53

 125,394

 8,795,909

 1.30

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 4/16/51

 439,197

 8,623,660

 1.27

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 4/16/51

 486,538

 399,557

 5.78

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 6/16/32

 419,780

 8,113,728

 1.47

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 6/16/52

 577,503

 1,970,151

 1.07

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 9/16/52

 181,136

 1,639,067

 3.00

 AAA/Aaa

 La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)

 1,711,801

 801,150

 NR/NR

 Vendee Mortgage Trust 2008-1, 5.25%, 1/15/32

 928,977

 1,684,950

 NR/NR

 Vendee Mortgage Trust 2010-1, 4.25%, 2/15/35

 1,875,049

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $33,060,315)

 $

 31,033,114

 CORPORATE BONDS - 10.6%

 Diversified Financials - 10.2%

 Specialized Finance - 10.2%

 600,000

 AA+/Aaa

 Private Export Funding Corp., 2.25%, 12/15/17

 $

 640,337

 1,300,000

 AA+/Aaa

 Private Export Funding Corp., 2.8%, 5/15/22

 1,406,943

 4,420,000

 AA+/Aaa

 Private Export Funding Corp., 4.3%, 12/15/21

 5,286,956

 5,750,000

 AA+/Aaa

 Private Export Funding Corp., 4.375%, 3/15/19

 6,809,127

 2,155,000

 AA+/Aaa

 Private Export Funding Corp., 5.45%, 9/15/17

 2,582,177

 $

 16,725,540

 Total Diversified Financials

 $

 16,725,540

 Government - 0.4%

 Government - 0.4%

 613,774

 AA+/Aaa

 Helios Leasing I LLC, 2.018%, 5/29/24

 $

 631,652

 Total Government

 $

 631,652

 TOTAL CORPORATE BONDS

 (Cost $15,664,028)

 $

 17,357,192

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 54.3%

 7,700,000

 AAA/Aaa

 Fannie Mae Pool, 4.0%, 7/25/43

 $

 8,241,406

 1,375,346

 AAA/Aaa

 Fannie Mae, 3.763%, 12/1/20

 1,556,075

 3,312,062

 AAA/Aaa

 Fannie Mae, 4.0%, 10/1/41

 3,547,756

 164,977

 AAA/Aaa

 Fannie Mae, 4.0%, 9/1/20

 176,890

 51,712

 AAA/Aaa

 Fannie Mae, 4.5%, 11/1/20

 55,578

 1,953,875

 AAA/Aaa

 Fannie Mae, 4.64%, 11/1/14

 2,033,770

 1,101,762

 AAA/Aaa

 Fannie Mae, 4.989%, 6/1/15

 1,175,325

 179,001

 AAA/Aaa

 Fannie Mae, 5.0%, 1/1/20

 193,854

 347,505

 AAA/Aaa

 Fannie Mae, 5.0%, 10/1/34

 378,228

 249,211

 AAA/Aaa

 Fannie Mae, 5.0%, 3/1/23

 267,593

 2,854,925

 AAA/Aaa

 Fannie Mae, 5.0%, 4/1/38

 3,091,265

 473,051

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/34

 514,872

 239,064

 AAA/Aaa

 Fannie Mae, 5.0%, 8/1/18

 255,965

 316,617

 AAA/Aaa

 Fannie Mae, 5.5%, 2/1/25

 347,518

 72,716

 AAA/Aaa

 Fannie Mae, 5.72%, 11/1/28

 81,039

 72,014

 AAA/Aaa

 Fannie Mae, 5.72%, 6/1/29

 80,268

 67,001

 AAA/Aaa

 Fannie Mae, 5.75%, 3/1/33

 74,975

 37,279

 AAA/Aaa

 Fannie Mae, 5.9%, 11/1/27

 41,552

 45,482

 AAA/Aaa

 Fannie Mae, 5.9%, 2/1/28

 50,695

 99,674

 AAA/Aaa

 Fannie Mae, 5.9%, 4/1/28

 111,099

 504,204

 AAA/Aaa

 Fannie Mae, 6.0%, 11/1/34

 561,070

 105,433

 AAA/Aaa

 Fannie Mae, 6.0%, 11/1/34

 117,324

 150,943

 AAA/Aaa

 Fannie Mae, 6.0%, 12/1/37

 165,184

 280,814

 AAA/Aaa

 Fannie Mae, 6.5%, 11/1/47

 308,273

 201,472

 AAA/Aaa

 Fannie Mae, 6.5%, 7/1/32

 228,099

 162,838

 AAA/Aaa

 Fannie Mae, 7.0%, 10/1/19

 181,730

 18,179

 AAA/Aaa

 Fannie Mae, 7.5%, 4/1/15

 18,894

 12,446

 AAA/Aaa

 Fannie Mae, 7.5%, 6/1/15

 12,971

 18,042

 AAA/Aaa

 Fannie Mae, 8.0%, 7/1/15

 18,874

 19,108

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/13

 19,184

 278,645

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/38

 299,135

 258,183

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 277,168

 45,533

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 1/1/34

 49,565

 166,467

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 185,345

 342,039

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/38

 372,813

 126,983

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 11/1/33

 141,384

 26,077

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/16

 27,447

 24,469

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/16

 25,729

 143,559

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/36

 159,279

 52,582

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/36

 57,379

 509,668

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/38

 557,434

 43,111

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/18

 46,922

 20,559

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/31

 23,111

 76,695

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 10/1/46

 86,009

 6,439

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 3/1/14

 6,522

 5,360

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 6/1/31

 6,322

 1,000,000

 NR/NR

 Financing Corp. Fico, 0.0%, 4/6/18

 960,527

 2,000,000

 NR/NR

 Financing Corp. Fico, 0.0%, 5/11/18

 1,917,930

 40,839

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 12/15/19

 44,497

 77,813

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/18

 82,782

 133,925

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/20

 145,892

 134,989

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 6/15/19

 147,146

 469,432

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 6/15/25

 509,656

 53,239

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 8/15/19

 58,046

 169,407

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 2/15/19

 184,179

 553,959

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 7/15/40

 610,811

 171,323

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 1/15/29

 187,425

 159,996

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/19

 171,824

 146,429

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/33

 161,182

 93,510

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/34

 102,786

 69,841

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 4/15/19

 75,419

 43,483

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 4/15/31

 47,610

 42,153

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 6/15/18

 45,206

 238,614

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/33

 262,655

 97,912

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/33

 110,837

 26,631

 AAA/Aaa

 Government National Mortgage Association I, 5.72%, 4/15/29

 29,239

 26,984

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/24

 30,581

 86,963

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/33

 99,098

 111,336

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/33

 127,269

 10,987

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/28

 12,473

 25,625

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/32

 29,329

 80,414

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/32

 91,836

 137,038

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/32

 156,503

 93,636

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/34

 106,322

 120,918

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/34

 137,791

 255,434

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/34

 291,077

 1,126

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/28

 1,124

 25,311

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/32

 29,001

 15,094

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/32

 17,267

 199,754

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/33

 228,502

 164,035

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/37

 185,490

 338,573

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/23

 384,760

 349,624

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 401,306

 476,981

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 547,490

 173,776

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 199,464

 33,063

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 37,822

 142,672

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 163,762

 298,788

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 342,956

 31,701

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 36,283

 142,729

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/29

 162,423

 186,001

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 212,770

 80,740

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 92,663

 260,209

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 296,519

 144,931

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 165,517

 82,666

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/19

 91,722

 72,233

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/19

 80,145

 120,119

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 136,880

 49,710

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 56,646

 62,349

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 71,322

 362,374

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/34

 415,942

 99,075

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/28

 112,274

 41,643

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/33

 47,663

 63,349

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/33

 72,466

 161,495

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/31

 183,728

 128,562

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/34

 145,980

 82,414

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/34

 97,449

 346,778

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/34

 397,335

 385,303

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/38

 435,697

 396,677

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/32

 455,315

 149,811

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/32

 171,090

 52,317

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/33

 59,503

 58,787

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/34

 66,752

 225,724

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/35

 257,024

 28,824

 AAA/Aaa

 Government National Mortgage Association I, 6.25%, 11/15/13

 29,148

 5,990

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/15

 6,091

 60,145

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/32

 67,925

 16,960

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/32

 20,170

 57,804

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/24

 67,496

 38,867

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/28

 45,428

 9,531

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/28

 10,770

 2,740

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/31

 3,251

 143,415

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 11/15/31

 170,158

 36,171

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 12/15/31

 42,916

 44,859

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/28

 50,092

 43,218

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/29

 50,655

 57,829

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 65,817

 49,223

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 58,541

 39,700

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 45,482

 15,364

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 17,655

 33,005

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 39,253

 35,878

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/29

 41,710

 147,684

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/29

 166,058

 131,385

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/32

 151,496

 32,643

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/17

 34,706

 20,481

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/28

 23,033

 90,039

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/28

 96,920

 139,056

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/32

 165,378

 13,343

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/32

 15,029

 35,977

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/32

 42,787

 58,245

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/33

 66,806

 9,412

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/29

 10,742

 44,294

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/31

 50,120

 25,769

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 30,387

 10,424

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 12,397

 104,393

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 124,155

 44,842

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 53,330

 40,349

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/17

 44,164

 18,356

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/28

 21,279

 30,715

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/29

 36,238

 14,272

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/31

 16,933

 11,510

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/31

 13,141

 23,663

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 28,143

 18,642

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 22,171

 50,077

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/31

 57,016

 15,737

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/32

 17,893

 44,640

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/32

 53,091

 19,543

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/28

 22,981

 18,964

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/31

 22,500

 66,354

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 78,247

 82,911

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 98,086

 32,140

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/31

 36,630

 68,525

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/31

 81,303

 33,241

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/32

 39,439

 55,244

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/32

 65,702

 79,723

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/32

 91,052

 162,143

 AAA/Aaa

 Government National Mortgage Association I, 6.75%, 4/15/26

 190,738

 37,536

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 1/15/28

 44,920

 155,031

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 1/15/31

 184,931

 9,856

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 10/15/16

 10,549

 20,758

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/26

 24,992

 76,301

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/29

 91,266

 19,941

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/31

 23,787

 35,689

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 37,069

 44,535

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 53,211

 70,921

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 83,889

 40,497

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 2/15/28

 48,464

 29,957

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 3/15/28

 35,850

 77,533

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 3/15/32

 92,298

 37,928

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/28

 45,389

 48,883

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/29

 58,470

 35,645

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/31

 42,520

 55,898

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/32

 66,542

 76,015

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 5/15/29

 90,924

 12,651

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 5/15/31

 15,091

 43,635

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 6/15/27

 51,346

 6,254

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 6/15/29

 7,481

 63,612

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 7/15/25

 73,592

 26,179

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 7/15/28

 31,328

 47,203

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 7/15/28

 55,685

 27,026

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 7/15/29

 31,248

 47,069

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 8/15/23

 54,834

 137,294

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 9/15/24

 163,460

 58,469

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 9/15/31

 69,745

 69,151

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 10/15/23

 81,428

 89,082

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 10/15/27

 104,852

 18,861

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 10/15/29

 21,825

 17,807

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 11/15/30

 18,352

 5,193

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 12/15/25

 5,449

 40,902

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 2/15/27

 47,589

 18,067

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 2/15/31

 19,124

 15,971

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 3/15/23

 18,073

 58,708

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 3/15/27

 70,692

 11,382

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 3/15/31

 12,408

 32,873

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 4/15/23

 33,556

 2,046

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 6/15/24

 2,144

 19,473

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 6/15/29

 22,553

 13,088

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 8/15/25

 13,532

 1,422

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 8/15/29

 1,449

 3,246

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 8/15/29

 3,355

 14,601

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 9/15/25

 16,949

 6,648

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 9/15/25

 6,701

 113,129

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 9/15/29

 130,759

 77,508

 AAA/Aaa

 Government National Mortgage Association I, 8.25%, 5/15/20

 83,577

 87

 AAA/Aaa

 Government National Mortgage Association I, 8.5%, 2/15/23

 87

 2,688

 AAA/Aaa

 Government National Mortgage Association I, 8.5%, 8/15/21

 2,725

 13,798

 AAA/Aaa

 Government National Mortgage Association I, 9.0%, 1/15/20

 14,437

 2,181

 AAA/Aaa

 Government National Mortgage Association I, 9.0%, 12/15/19

 2,478

 324

 AAA/Aaa

 Government National Mortgage Association I, 9.0%, 4/15/20

 325

 2,797

 AAA/Aaa

 Government National Mortgage Association I, 9.0%, 6/15/22

 2,966

 542

 AAA/Aaa

 Government National Mortgage Association I, 9.0%, 9/15/21

 623

 77,419

 AAA/Aaa

 Government National Mortgage Association II, 5.0%, 1/20/20

 84,159

 221,773

 AAA/Aaa

 Government National Mortgage Association II, 5.0%, 12/20/18

 241,079

 147,033

 AAA/Aaa

 Government National Mortgage Association II, 5.0%, 2/20/19

 159,832

 363,915

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 10/20/37

 400,322

 72,951

 AAA/Aaa

 Government National Mortgage Association II, 5.75%, 4/20/33

 80,705

 72,606

 AAA/Aaa

 Government National Mortgage Association II, 5.75%, 4/20/33

 80,210

 166,088

 AAA/Aaa

 Government National Mortgage Association II, 5.75%, 6/20/33

 183,742

 32,458

 AAA/Aaa

 Government National Mortgage Association II, 5.9%, 1/20/28

 35,928

 74,539

 AAA/Aaa

 Government National Mortgage Association II, 5.9%, 11/20/27

 81,437

 54,111

 AAA/Aaa

 Government National Mortgage Association II, 5.9%, 5/20/28

 59,507

 142,625

 AAA/Aaa

 Government National Mortgage Association II, 5.9%, 7/20/28

 154,710

 186,254

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 1/20/33

 212,864

 48,171

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 10/20/31

 55,114

 225,012

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 10/20/33

 266,468

 125,450

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 12/20/18

 133,968

 134,432

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 6/20/34

 156,831

 32,797

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 7/20/17

 34,619

 55,148

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 7/20/19

 59,426

 96,766

 AAA/Aaa

 Government National Mortgage Association II, 6.45%, 1/20/33

 110,591

 54,049

 AAA/Aaa

 Government National Mortgage Association II, 6.45%, 11/20/32

 61,805

 54,538

 AAA/Aaa

 Government National Mortgage Association II, 6.45%, 7/20/32

 62,329

 53,992

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 1/20/24

 62,024

 79,717

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 10/20/32

 97,531

 95,780

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 3/20/34

 117,608

 27,913

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 4/20/31

 33,901

 20,342

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 6/20/31

 24,061

 93,272

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 8/20/28

 112,188

 22,439

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 1/20/31

 27,114

 18,071

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 11/20/31

 21,539

 13,309

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 2/20/29

 15,980

 10,040

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 3/20/31

 12,132

 19,081

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 5/20/26

 22,624

 40,463

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 6/20/28

 47,645

 43,336

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 7/20/31

 52,365

 39,298

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 8/20/27

 46,814

 11,962

 AAA/Aaa

 Government National Mortgage Association II, 7.5%, 12/20/30

 14,881

 19,793

 AAA/Aaa

 Government National Mortgage Association II, 7.5%, 5/20/30

 24,236

 6,777

 AAA/Aaa

 Government National Mortgage Association II, 7.5%, 6/20/30

 8,427

 18,189

 AAA/Aaa

 Government National Mortgage Association II, 7.5%, 7/20/30

 22,223

 21,367

 AAA/Aaa

 Government National Mortgage Association II, 7.5%, 8/20/30

 26,561

 17,022

 AAA/Aaa

 Government National Mortgage Association II, 8.0%, 3/20/30

 21,678

 40,450

 AAA/Aaa

 Government National Mortgage Association II, 8.0%, 4/20/30

 51,524

 72

 AAA/Aaa

 Government National Mortgage Association II, 8.0%, 5/20/25

 83

 22,155

 AAA/Aaa

 Government National Mortgage Association II, 8.0%, 5/20/30

 28,218

 24,619

 AAA/Aaa

 Government National Mortgage Association II, 8.0%, 6/20/30

 30,474

 10,161

 AAA/Aaa

 Government National Mortgage Association II, 9.0%, 11/20/24

 11,200

 6,287

 AAA/Aaa

 Government National Mortgage Association II, 9.0%, 3/20/22

 6,548

 1,104

 AAA/Aaa

 Government National Mortgage Association II, 9.0%, 4/20/22

 1,125

 3,319

 AAA/Aaa

 Government National Mortgage Association II, 9.0%, 9/20/21

 3,818

 1,156,145

 AA-/Aaa

 New Valley Generation I, 7.299%, 3/15/19

 1,390,730

 1,368,745

 AA-/Aaa

 New Valley Generation III, 4.929%, 1/15/21

 1,582,543

 2,600,000

 AA+/Aaa

 Tennessee Valley Authority, 5.5%, 6/15/38

 3,431,701

 1,500,000

 AA+/NR

 Tennessee Valley Authority, 6.25%, 12/15/17

 1,864,542

 1,500,000

 AA+/Aaa

 U.S. Treasury Bonds, 3.0%, 5/15/42

 1,535,859

 3,125,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.25%, 5/15/39

 3,993,162

 1,500,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 2/15/36

 1,974,375

 1,900,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 5/15/38

 2,513,343

 4,000,000

 AA+/Aaa

 U.S. Treasury Notes, 0.625%, 5/31/17

 4,019,688

 5,300,000

 AA+/Aaa

 U.S. Treasury Notes, 0.875%, 12/31/16

 5,385,712

 5,200,000

 AA+/Aaa

 U.S. Treasury Notes, 1.875%, 8/31/17

 5,498,594

 3,500,000

 AA+/Aaa

 U.S. Treasury Notes, 2.625%, 11/15/20

 3,858,750

 750,000

 AA+/Aaa

 U.S. Treasury Notes, 3.125%, 5/15/21

 853,946

 1,500,000

 AA+/Aaa

 U.S. Treasury Notes, 4.0%, 8/15/18

 1,757,696

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $83,419,004)

 $

 88,587,217

 FOREIGN GOVERNMENT BONDS - 4.9%

 4,000,000

 AA+/Aaa

 Israel Government AID Bond, 5.5%, 4/26/24

 $

 5,288,284

 2,000,000

 AA+/Aaa

 Israel Government AID Bond, 5.5%, 9/18/23

 2,627,648

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $7,139,740)

 $

 7,915,932

 MUNICIPAL BONDS - 3.0%

 Higher Municipal Education - 1.8%

 100,000

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40

 $

 114,769

 400,000

 AAA/Aaa

 Houston Higher Education Finance Corp., 4.5%, 11/15/37

 432,176

 1,000,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 1,193,300

 270,000

 AA/Aa1

 New York State Dormitory Authority Series A, 5.0%, 7/1/40

 310,792

 350,000

 AA+/Aa1

 New York State Dormitory Authority Series C, 5.0%, 7/1/40

 393,970

 200,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 233,372

 210,000

 AA/Aa2

 Pennsylvania State University, 5.0%, 3/1/40

 243,209

 $

 2,921,588

 Municipal Utilities - 0.4%

 600,000

 AAA/Aaa

 Washington Suburban Sanitary Commission, 4.0%, 6/1/30

 $

 676,362

 Municipal Water - 0.1%

 180,000

 AAA/Aaa

 City of Charlotte North Carolina Water & Sewer System Revenue, 5.0%, 7/1/38

 $

 206,815

 Municipal Obligation - 0.7%

 700,000

 AAA/Aaa

 County of Wake North Carolina, 4.0%, 5/1/30

 $

 788,459

 250,000

 AA+/Aa1

 State of Washington, 5.0%, 8/1/39

 286,892

 $

 1,075,351

 TOTAL MUNICIPAL BONDS

 (Cost $4,504,990)

 $

 4,880,116

 TEMPORARY CASH INVESTMENTS - 6.2%

 Repurchase Agreements - 6.2%

 10,025,000

 NR/Aaa

 Deutschebank AG, 0.14%, dated 4/30/13, repurchase price of

 $10,024,996 plus accrued interest on 5/1/13 collateralized by the following:

 $6,109,330 U.S. Treasury Strip, 0.0-4.75%, 5/15/13-2/15/43

 $2,828,799 U.S. Treasury Notes, 0.25-5.125%, 5/15/13-5/15/22

 $562,050 U.S. Treasury Bills, 0.0%, 5/23/13-2/6/14

 $725,386 U.S. Treasury Bonds, 4.25-10.625%, 5/15/16-5/15/40

 $

 10,024,996

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $10,025,000)

 $

 10,024,996

 TOTAL INVESTMENT IN SECURITIES - 103.6%

 (Cost $162,089,456) (a)

 $

 168,876,990

 OTHER ASSETS & LIABILITIES - (3.6)%

 $

 (5,891,914)

 TOTAL NET ASSETS - 100.0%

 $

 162,985,076

 NR

 Not rated by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At April 30, 2013, the value of these securities amounted to $3,711,801 or 2.3% of total net assets.

 (a)

 At April, 30, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $162,258,787 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 9,454,229

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (2,836,026)

 Net unrealized gain

 $

 6,618,203

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of April, 30, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
-

$
9,078,423

$
-

$
9,078,423

 Collateralized Mortgage Obligations

-

31,033,114

-

31,033,114

 Corporate Bonds

-

17,357,192

-

17,357,192

 U.S. Government Agency Obligations

-

88,587,217

-

88,587,217

 Foreign Government Bonds

-

7,915,932

-

7,915,932

 Municipal Bonds

-

4,880,116

-

4,880,116

 Repurchase Agreements

-

10,024,996

-

10,024,996

 Total

$
-

$
168,876,990

$
-

$
168,876,990

 Other Financial Instruments:

 Futures contracts

$
(142,125
)

$
-

$
(142,125
)

 Total

$
(142,125
)

$
-

$
(142,125
)

 During the six months ended April, 30, 2013, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust IV By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date June 27, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date June 27, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date June 27, 2013 * Print the name and title of each signing officer under his or her signature.